                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-06650

                         Lord Abbett Research Fund, Inc.
                         -------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 11/30

Date of reporting period: May 31, 2006

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ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2006
   SEMIANNUAL
     REPORT

LORD ABBETT
    LARGE CAP CORE FUND
    SMALL CAP VALUE FUND


FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
LARGE CAP CORE FUND AND
SMALL CAP VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.LordAbbett.com, where you can also access the quarterly commentaries of the Funds' portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The performance of the U.S. economy for the six month period was mixed, exhibiting strong growth in the first three months, but slower activity in the latter half of the period. For example, nonfarm businesses added new jobs at a monthly average of 166,000 in December, January, and February, but the average hiring pace weakened to 125,000 per month in March, April, and May. Similarly, retail sales rose 2.6% over the three months ended in February, but increased only 1.5% in the three months ended in May. The important housing market also showed signs of slowing. The Housing Market Index, a survey of builders, declined in each month from February to May.

     The ratcheting down of growth reflected the cumulative effect of both rising energy costs in 2006 and the continued increase in interest rates by the Federal Reserve Board (the Fed). The average price of West Texas Intermediate crude oil ended 2005 at $59.82 per barrel, and reached as high as $72.14 per barrel during the week ended May 5, before ending the month at $70.35.

     In addition, during the six months ended in May, the Fed lifted its fed funds rate four times. The final hike, on May 10,

                                                                               1
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raised the rate to 5.00%. The Fed's rate hikes were in response to accelerating inflation over the period. The Consumer Price Index increased at an annual rate of 5.7% during the three months ended in May, compared with a 2.7% annualized increase for the three months ended in February. Core inflation, which excludes food and energy, also experienced a mild run-up. Core prices rose at a 3.8% annual rate in the three months ended in May, after increasing only 2.0% in the preceding three months.

     Uncertainty about the effect of rising energy prices on economic growth, plus the continued rate hikes by the Fed, held back the equity markets. The S&P 500(R) Index(1) rose just 2.6% in the six months ended May 31, 2006.

     Among the sectors, the S&P transportation sector and energy sector greatly outperformed the growth in the overall S&P 500 Index for the six months ended May 31, 2006. Reflecting the struggles still evident in technology industries, the semiconductor and semiconductor equipment sector, followed by the software and services sector, were the two worst performers among the industrial sectors within the S&P 500.

     PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT LARGE CAP CORE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.5%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Index,(2) which returned 2.8% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.00%, 5 YEARS: 1.10%, AND 10
YEARS: 8.60%. During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The consumer staples sector was the largest contributor to the performance of the Fund relative to its benchmark in the six month period ended May 31, 2006.

2
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Three consumer staples companies were among the Fund's top 10 individual contributors to performance: Kraft Foods Inc., a food and beverage company; Diageo plc, a distiller and marketer of alcoholic beverages; and Campbell Soup Co., a maker of branded convenience food products.

     The second best contributor to the Fund's relative performance in the period was the other energy sector. Among the portfolio holdings adding to performance in the sector were Schlumberger Ltd., an oil services company, and Baker Hughes Inc., a supplier of reservoir-centered products, services, and systems to the worldwide oil and gas industry.

     Also contributing to performance were cable company Comcast Corp.; Monsanto Co., a provider of agricultural products; pharmaceutical companies Pfizer Inc. and Wyeth; and Corning Inc., a technology holding.

     Overall, the financial services sector was the biggest detractor to the Fund's performance relative to its benchmark in the period. Within that sector, American International Group, Inc., a provider of a variety of insurance and insurance-related services, disappointed, as did CIGNA Corp., a provider of insurance, managed care products and individual financial services worldwide.

     The portfolio's underweight relative to its benchmark in the integrated oils sector also detracted from performance, as the sector overall performed well in the period.

     Individual portfolio holdings detracting from performance included technology holdings Microsoft Corp., a software products developer; Intel Corp., a maker of computer components and related products; and Motorola, a provider of integrated communications solutions and embedded electronic solutions. Four healthcare companies also disappointed: healthcare insurer UnitedHealth Group, a manager of organized health systems; Genzyme Corp., a global biotechnology company; St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; and Medtronic, Inc., a provider of device-based therapies that restore health, extend life, and alleviate pain. Consumer staples holding Procter & Gamble Co., a manufacturer of a variety of consumer products, also took away from performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT SMALL CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

     A: The Fund returned 13.9%, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000(R) Value Index,(3) which returned

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8.3% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT
PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
25.53%, 5 YEARS: 14.52%, AND 10 YEARS: 15.33%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The materials and processing sector made the greatest contribution to the Fund's performance relative to its benchmark in the six month period ended May 31, 2006. An overweight position in this strong-performing sector proved to be a positive factor.

     Individual holdings contributing to performance in the materials and processing sector included Steel Dynamics, Inc., a steel mill operator; Carpenter Technology Corp., a maker of stainless steel, titanium, and specialty metal alloys; NCI Building Systems, Inc., a producer of metal engineered building systems and products for the building industry; Rogers Corp., a manufacturer of specialty materials and components for applications in the communications, consumer, and transportation markets; and Hexcel Corp., a developer of engineered products primarily for the aerospace industry.

     Elsewhere, the portfolio's underweight position in the financial services sector during this period of overall relative underperformance by financial services stocks had a positive impact.

     Among the individual holdings adding to performance in the period was Trinity Industries, Inc., the Fund's best individual contributor for the period and its second largest holding. The company produces transportation, construction, and industrial products. Four additional holdings were among the Fund's top 10 individual contributors to performance: Anixter International Inc., a distributor of communications and specialty wire and cable products; Superior Energy Services, Inc., a provider of specialized oilfield services and equipment; Tenneco Inc., a maker of emission control and other products for the automotive industry; and Kirby Corp., an operator of a fleet of inland tank barges.

     Overall, the consumer discretionary sector was the biggest detractor to the Fund's performance relative to its benchmark for the six month period. This sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. Eddie Bauer Holdings, Inc., a retailer of casual clothing, accessories, and home furnishings, was the Fund's largest individual detractor. DynCorp International Inc., a provider of a range of mission-critical technical services to civilian and military governments, and Pacific Sunwear of California, Inc., an operator of a specialty retail chain of stores, also disappointed.

     The integrated oils and consumer staples sectors also detracted from relative performance.

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     Among the individual holdings detracting from performance were: Dandrite
International, Inc., a supplier of sales force software products and support services to the pharmaceutical industry; Simpson Manufacturing Co., a maker of connectors and shear-walls; Frontier Airlines Holdings, Inc., a low-fare, full-service commercial airline; and Modine Manufacturing Co., a manufacturer of heat-transfer and heat storage technology products.

     Healthcare company SFBC International, Inc., and Electro Scientific Industries, Inc., a maker of products used in electronics manufacturing, both disappointed during the period. In addition, financial services holding Jack Henry & Associates, Inc., a developer of integrated computer systems for financial institutions, took away from performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your
Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVE, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance; this popular index includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative funds' performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

LARGE-CAP CORE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING        ENDING         EXPENSES
                                                        ACCOUNT         ACCOUNT       PAID DURING
                                                         VALUE           VALUE          PERIOD+
                                                     -------------   -------------   -------------
                                                                                       12/1/05 -
                                                        12/1/05         5/31/06         5/31/06
                                                     -------------   -------------   -------------
CLASS A
Actual                                               $    1,000.00   $    1,035.30   $        6.60
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,018.46   $        6.54
CLASS B
Actual                                               $    1,000.00   $    1,032.10   $        9.88
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,015.21   $        9.80
CLASS C
Actual                                               $    1,000.00   $    1,032.00   $        9.88
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,015.22   $        9.80
CLASS P
Actual                                               $    1,000.00   $    1,034.80   $        7.10
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,017.96   $        7.04
CLASS Y
Actual                                               $    1,000.00   $    1,037.40   $        4.83
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,020.21   $        4.78

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.40% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                                               %**
Auto & Transportation                                  1.48%
Consumer Discretionary                                 4.35%
Consumer Staples                                      14.88%
Financial Services                                    13.66%
Healthcare                                            20.50%
Integrated Oils                                        3.43%
Materials & Processing                                 7.11%
Other                                                  4.94%
Other Energy                                           4.43%
Producer Durables                                      7.04%
Technology                                             9.45%
Utilities                                              7.01%
Short-Term Investment                                  1.72%
Total                                                100.00%

 *   A sector may comprise several industries.
**   Represents percent of total investments.

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SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING        ENDING         EXPENSES
                                                        ACCOUNT         ACCOUNT       PAID DURING
                                                         VALUE           VALUE          PERIOD+
                                                     -------------   -------------   -------------
                                                                                       12/1/05 -
                                                        12/1/05         5/31/06         5/31/06
                                                     -------------   -------------   -------------
CLASS A
Actual                                               $    1,000.00   $    1,139.00   $        6.45
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,018.89   $        6.09
CLASS B
Actual                                               $    1,000.00   $    1,134.80   $       10.17
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,015.42   $        9.60
CLASS C
Actual                                               $    1,000.00   $    1,135.00   $       10.17
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,015.43   $        9.60
CLASS P
Actual                                               $    1,000.00   $    1,138.10   $        7.20
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,018.18   $        6.79
CLASS Y
Actual                                               $    1,000.00   $    1,140.70   $        4.86
Hypothetical (5% Return Before Expenses)             $    1,000.00   $    1,020.42   $        4.58

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.91% for Classes B and C, 1.35% for Class P and 0.91% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                                               %**
Auto & Transportation                                  8.31%
Consumer Discretionary                                 9.52%
Consumer Staples                                       1.06%
Financial Services                                    16.71%
Healthcare                                             3.21%
Integrated Oils                                        0.97%
Materials & Processing                                18.14%
Other                                                  5.00%
Other Energy                                           3.04%
Producer Durables                                      9.32%
Technology                                             9.02%
Utilities                                              9.44%
Short-Term Investment                                  6.26%
Total                                                100.00%

 *   A sector may comprise several industries.
**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP CORE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCKS 98.17%

AEROSPACE 3.34%
Boeing Co. (The)                                        111,700   $      9,299
Lockheed Martin Corp.                                   141,857         10,283
Northrop Grumman Corp.                                   68,900          4,457
United Technologies Corp.                               110,300          6,896
                                                                  ------------
TOTAL                                                                   30,935
                                                                  ------------

AGRICULTURE, FISHING & RANCHING 2.10%
Monsanto Co.                                            230,831         19,427
                                                                  ------------

BANKS 5.82%
Bank of America Corp.                                   283,648         13,728
Bank of New York Co.,
Inc. (The)                                              337,700         11,222
Commerce Bancorp, Inc.                                   59,300          2,330
JPMorgan Chase & Co.                                    204,628          8,725
PNC Financial Services
Group, Inc. (The)                                        60,400          4,162
SunTrust Banks, Inc.                                     49,000          3,710
Wachovia Corp.                                           56,300          3,012
Wells Fargo & Co.                                       104,500          6,936
                                                                  ------------
TOTAL                                                                   53,825
                                                                  ------------

BEVERAGE: BREWERS 0.10%
Anheuser-Busch Cos., Inc.                                20,300            926
                                                                  ------------

BEVERAGE: SOFT DRINKS 3.04%
Coca-Cola Co. (The)                                     255,400         11,245
PepsiCo, Inc.                                           278,900         16,863
                                                                  ------------
TOTAL                                                                   28,108
                                                                  ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 3.08%
Amgen, Inc.*                                            101,900          6,887
Baxter Int'l., Inc.                                     180,687          6,812
Genzyme Corp.*                                          119,100          7,087
ImClone Systems, Inc.*                                  191,585          7,663
                                                                  ------------
TOTAL                                                                   28,449
                                                                  ------------

CHEMICALS 0.79%
Praxair, Inc.                                           139,200   $      7,336
                                                                  ------------

COMMUNICATIONS TECHNOLOGY 3.80%
Corning, Inc.*                                          522,000         12,658
Motorola, Inc.                                          263,600          5,559
QUALCOMM, Inc.                                          374,600         16,936
                                                                  ------------
TOTAL                                                                   35,153
                                                                  ------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS 1.33%
Microsoft Corp.                                         405,900          9,194
Oracle Corp.*                                           219,400          3,120
                                                                  ------------
TOTAL                                                                   12,314
                                                                  ------------

COMPUTER TECHNOLOGY 0.87%
Hewlett-Packard Co.                                      65,660          2,126
Int'l. Business Machines
Corp.                                                    73,800          5,897
                                                                  ------------
TOTAL                                                                    8,023
                                                                  ------------

CONSUMER ELECTRONICS 0.40%
Activision, Inc.*                                       270,000          3,529
Electronic Arts Inc.*                                     3,300            139
                                                                  ------------
TOTAL                                                                    3,668
                                                                  ------------

CONSUMER PRODUCTS 0.52%
Kimberly-Clark Corp.                                     79,800          4,841
DIVERSIFIED FINANCIAL SERVICES 2.94%                              ------------
American Express Co.                                     57,600          3,131
Citigroup, Inc.                                         285,200         14,060
Morgan Stanley                                          167,200          9,969
                                                                  ------------
TOTAL                                                                   27,160
                                                                  ------------

DRUG & GROCERY STORE CHAINS 2.37%
CVS Corp.                                               331,847          9,259
Kroger Co. (The)                                        480,000          9,653
Walgreen Co.                                             73,700          2,992
                                                                  ------------
TOTAL                                                                   21,904
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS 11.19%
Abbott Laboratories                                     158,300   $      6,759
Bristol-Myers Squibb Co.                                324,400          7,964
Gilead Sciences, Inc.*                                  178,600         10,239
GlaxoSmithKline plc ADR                                 132,600          7,333
Johnson & Johnson                                       288,500         17,374
Kos Pharmaceuticals, Inc.*                               26,830          1,151
MedImmune, Inc.*                                        131,469          4,183
Novartis AG ADR                                         342,126         18,981
Pfizer, Inc.                                            452,600         10,709
Wyeth                                                   410,700         18,785
                                                                  ------------
TOTAL                                                                  103,478
                                                                  ------------

ELECTRICAL EQUIPMENT & COMPONENTS 1.75%
Emerson Electric Co.                                    196,467         16,212
                                                                  ------------

ELECTRONICS: MEDICAL SYSTEMS 1.50%
Medtronic, Inc.                                         275,600         13,915
                                                                  ------------

ELECTRONICS:
SEMI-CONDUCTORS/COMPONENTS 1.61%
Advanced Micro Devices, Inc.*                            60,100          1,856
Intel Corp.                                             266,300          4,799
Texas Instruments, Inc.                                 263,100          8,217
                                                                  ------------
TOTAL                                                                   14,872
                                                                  ------------

ELECTRONICS: TECHNOLOGY 1.84%
General Dynamics Corp.                                  141,954          9,034
Raytheon Co.                                            174,000          7,978
                                                                  ------------
TOTAL                                                                   17,012
                                                                  ------------

ENERGY: MISCELLANEOUS 0.70%
GlobalSantaFe Corp.(a)                                   43,600          2,621
Valero Energy Corp.                                      63,500          3,896
                                                                  ------------
TOTAL                                                                    6,517
                                                                  ------------

ENGINEERING & CONTRACTING SERVICES 0.68%
Fluor Corp.                                              71,300          6,250
                                                                  ------------

ENTERTAINMENT 0.77%
Walt Disney Co. (The)                                   233,937   $      7,135
                                                                  ------------

EXCHANGE TRADED FUND 1.31%
iShares MSCI Japan Index Fund                           864,600         12,104
                                                                  ------------

FERTILIZERS 0.35%
Potash Corp. of Saskatchewan, Inc.(a)                    35,100          3,205
                                                                  ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.02%
Automatic Data Processing, Inc.                         207,000          9,412
                                                                  ------------

FINANCIAL: MISCELLANEOUS 0.76%
Federal Home Loan Mortgage Corp.                         45,700          2,744
Federal National Mortgage Assoc                          86,500          4,303
                                                                  ------------
TOTAL                                                                    7,047
                                                                  ------------

FOODS 2.92%
Campbell Soup Co.                                       341,795         12,028
Kraft Foods, Inc. Class A                               452,100         14,964
                                                                  ------------
TOTAL                                                                   26,992
                                                                  ------------

GOLD 3.18%
Barrick Gold Corp.(a)                                   361,200         11,056
Newmont Mining Corp.                                    352,600         18,388
                                                                  ------------
TOTAL                                                                   29,444
                                                                  ------------

HEALTH & PERSONAL CARE 1.70%
Medco Health Solutions, Inc.*                           238,970         12,881
WellPoint, Inc.*                                         39,400          2,820
                                                                  ------------
TOTAL                                                                   15,701
                                                                  ------------

HEALTHCARE MANAGEMENT SERVICES 0.46%
Caremark Rx, Inc.*                                       89,300          4,284
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES 1.01%
Parker Hannifin Corp.                                   119,400   $      9,316
                                                                  ------------

INSURANCE: MULTI-LINE 2.24%
Aflac, Inc.                                             184,400          8,630
American Int'l. Group, Inc.                             117,092          7,119
Hartford Financial Services Group, Inc. (The)            56,500          4,969
                                                                  ------------
TOTAL                                                                   20,718
                                                                  ------------

INSURANCE: PROPERTY - CASUALTY 0.87%
XL Capital Ltd. Class A(a)                              127,400          8,062
                                                                  ------------

MACHINERY: AGRICULTURAL 0.34%
Deere & Co.                                              37,000          3,167
                                                                  ------------

MACHINERY: CONSTRUCTION & HANDLING 0.59%
Caterpillar Inc.                                         74,500          5,435
                                                                  ------------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.17%
Baker Hughes, Inc.                                      144,543         12,474
Schlumberger Ltd.(a)                                    256,800         16,838
                                                                  ------------
TOTAL                                                                   29,312
                                                                  ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.54%
Boston Scientific Corp.*                                450,900          9,325
St. Jude Medical, Inc.*                                 102,600          3,499
Zimmer Holdings, Inc.*                                  176,570         10,691
                                                                  ------------
TOTAL                                                                   23,515
                                                                  ------------

MISCELLANEOUS: CONSUMER STAPLES 1.47%
Diageo plc ADR                                          205,611         13,609
                                                                  ------------

MULTI-SECTOR COMPANIES 3.63%
General Electric Co.                                    844,400         28,929
Honeywell Int'l., Inc.                                  112,600          4,637
                                                                  ------------
TOTAL                                                                   33,566
                                                                  ------------

OIL: CRUDE PRODUCERS 0.55%
XTO Energy, Inc.                                        122,600   $      5,054
                                                                  ------------

OIL: INTEGRATED DOMESTIC 0.44%
ConocoPhillips                                           64,900          4,107
                                                                  ------------

OIL: INTEGRATED INTERNATIONAL 2.98%
Chevron Corp.                                           152,100          9,094
Exxon Mobil Corp.                                       303,615         18,493
                                                                  ------------
TOTAL                                                                   27,587
                                                                  ------------

RAILROADS 0.74%
Union Pacific Corp.                                      73,800          6,849
                                                                  ------------

RETAIL 1.57%
Federated Department Stores, Inc.                        12,100            881
Wal-Mart Stores, Inc.                                   280,800         13,605
                                                                  ------------
TOTAL                                                                   14,486
                                                                  ------------

SHOES 1.08%
NIKE, Inc. Class B                                      124,800         10,023
                                                                  ------------

SOAPS & HOUSEHOLD CHEMICALS 4.96%
Clorox Co. (The)                                         91,600          5,788
Colgate-Palmolive Co.                                   233,500         14,089
Procter & Gamble Co. (The)                              479,832         26,031
                                                                  ------------
TOTAL                                                                   45,908
                                                                  ------------

TRANSPORTATION: MISCELLANEOUS 0.74%
United Parcel Service, Inc.
Class B                                                  85,000          6,847
                                                                  ------------

UTILITIES: CABLE TV & Radio 1.62%
Comcast Corp. Class A*                                  467,307         14,954
                                                                  ------------

UTILITIES: ELECTRICAL 2.74%
Dominion Resources, Inc.                                 32,500          2,359
PG&E Corp.                                              242,717          9,631
Progress Energy, Inc.                                   138,100          5,806
Southern Co.                                            236,000          7,545
                                                                  ------------
TOTAL                                                                   25,341
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE-CAP CORE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS 2.65%
AT&T, Inc.                                              405,500   $     10,567
BellSouth Corp.                                         185,600          6,268
Sprint Nextel Corp.                                      95,890          2,034
Verizon Communications, Inc.                            179,600          5,605
                                                                  ------------
TOTAL                                                                   24,474
                                                                  ------------
TOTAL COMMON STOCKS
(cost $830,478,692)                                                    907,979
                                                                  ============

    * Non-income producing security.
  (a) Foreign security traded in U.S. dollars.
  ADR American Depositary Receipt.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
INVESTMENTS                                               (000)          (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.71%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006, 4.40% due
6/1/2006 with State Street Bank & Trust Co.
collateralized by $16,130,000 of Federal Home
Loan Mortgage Corp. at 5.125% due 10/24/2007;
value: $16,170,325; proceeds: $15,851,157
(cost $15,849,220)                                 $     15,849         15,849
                                                                  ============
TOTAL INVESTMENTS IN SECURITIES 99.88%
(cost $846,327,912)                                                    923,828
                                                                  ============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.12%                              1,109
                                                                  ------------
NET ASSETS 100.00%                                                $    924,937
                                                                  ============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SMALL-CAP VALUE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCKS 94.01%

AEROSPACE 2.49%
Curtiss-Wright Corp.                                  1,555,000   $     52,559
Moog Inc. Class A*                                      731,737         25,443
Teledyne Technologies, Inc.*                            403,330         13,814
                                                                  ------------
TOTAL                                                                   91,816
                                                                  ------------

AEROSPACE & DEFENSE 0.57%
DynCorp Int'l. Inc. A*                                1,792,200         20,969
                                                                  ------------

AIR TRANSPORTATION 1.15%
AAR Corp.*                                            1,069,000         25,741
Frontier Airlines Holdings*(b)                        2,695,300         16,684
                                                                  ------------
TOTAL                                                                   42,425
                                                                  ------------

AUTO COMPONENTS 0.09%
Modine Manufacturing Co.                                139,300          3,274
                                                                  ------------
AUTO PARTS: AFTER MARKET 1.22%
Aftermarket Technology Corp.*                           270,800          6,575
Commercial Vehicle Group, Inc.*                       1,033,300         21,224
Keystone Automotive Industries, Inc.*                   420,000         16,934
                                                                  ------------
TOTAL                                                                   44,733
                                                                  ------------

AUTO PARTS: ORIGINAL EQUIPMENT 0.45%
Tenneco Inc.*                                           690,200         16,454
                                                                  ------------

BANKS 5.66%
Alabama National BanCorp                                295,005         19,919
Cullen/Frost Bankers, Inc.                            1,000,000         56,700
First Midwest Bancorp, Inc.                             681,400         23,958
Frontier Financial Corp                                  83,800          2,864
Provident Bankshares Corp.                              521,600   $     18,402
Seacoast Banking Corp. of Florida                       246,400          6,946
Signature Bank*                                         900,000         32,157
Texas Regional Bancshares, Inc.                       1,183,180         37,377
United Community Banks, Inc.                            342,500         10,196
                                                                  ------------
TOTAL                                                                  208,519
                                                                  ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 0.59%
Kensey Nash Corp.*(b)                                   740,000         21,793
                                                                  ------------

BUILDING: HEATING & PLUMBING 0.72%
Interline Brands, Inc.*                               1,082,100         26,338
                                                                  ------------

BUILDING: MATERIALS 2.45%
LSI Industries, Inc. (b)                              1,370,080         20,140
NCI Building Systems, Inc.*                             598,540         36,296
Simpson Manufacturing Co., Inc.                         975,100         33,826
                                                                  ------------
TOTAL                                                                   90,262
                                                                  ------------

COMMUNICATIONS TECHNOLOGY 5.27%
Anaren, Inc.*(b)                                        886,400         17,426
Anixter Int'l., Inc.(b)                               2,700,014        131,572
Comtech Telecommunications Corp.*(b)                  1,494,577         44,927
                                                                  ------------
TOTAL                                                                  193,925
                                                                  ------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS 0.61%
Macrovision Corp.*                                      991,635         22,351
                                                                  ------------

COPPER 0.80%
Mueller Industries, Inc.                                905,540         29,566
                                                                  ------------

DIVERSIFIED MANUFACTURING 1.94%
Hexcel Corp.*                                         3,462,700         71,262
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS 1.07%
Casey's General Stores, Inc.                            739,300   $     16,553
Ruddick Corp.                                           966,500         22,655
                                                                  ------------
TOTAL                                                                   39,208
                                                                  ------------

DRUGS & PHARMACEUTICALS 0.27%
Salix Pharmaceuticals, Ltd.*                            826,300          9,982
                                                                  ------------

ELECTRICAL EQUIPMENT & COMPONENTS 2.35%
AMETEK, Inc.                                            412,700         18,832
Baldor Electric Co.                                   1,435,000         42,720
Genlyte Group, Inc. (The)*                              357,588         24,952
                                                                  ------------
TOTAL                                                                   86,504
                                                                  ------------

ELECTRONICS 1.87%
FLIR Systems, Inc.*                                   1,071,100         27,345
II-VI, Inc.*                                            367,400          6,973
Orbotech Ltd.*(a)                                       308,200          7,742
Vishay Intertechnology, Inc.*                         1,650,000         26,813
                                                                  ------------
TOTAL                                                                   68,873
                                                                  ------------

ELECTRONICS: MEDICAL SYSTEMS 0.46%
Datascope Corp.                                         121,800          4,179
Greatbatch Inc.*                                        558,500         12,672
                                                                  ------------
TOTAL                                                                   16,851
                                                                  ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.21%
SBS Technologies, Inc.*                                 475,100          7,830
                                                                  ------------

ELECTRONICS: TECHNOLOGY 1.09%
Intermagnetics General Corp.*                           452,543         10,531
ScanSource, Inc.*                                       500,060         29,443
                                                                  ------------
TOTAL                                                                   39,974
                                                                  ------------

ENGINEERING & CONTRACTING SERVICES 1.57%
Quanta Services, Inc.*                                1,099,700   $     18,310
URS Corp.*                                              933,300         39,563
                                                                  ------------
TOTAL                                                                   57,873
                                                                  ------------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 1.08%
Jack Henry & Assoc., Inc.                             2,122,800         39,824
                                                                  ------------

FINANCIAL: MISCELLANEOUS 1.59%
Financial Federal Corp. (b)                           2,093,339         58,551
                                                                  ------------

FOREST PRODUCTS 1.22%
Universal Forest Products, Inc.                         681,274         44,780
                                                                  ------------

HEALTH & PERSONAL CARE 0.13%
Amedisys, Inc.*                                         136,607          4,884
                                                                  ------------

HOUSEHOLD FURNISHINGS 2.07%
Ethan Allen Interiors, Inc.(b)                        1,997,700         76,033
                                                                  ------------

IDENTIFICATION CONTROL & FILTER DEVICES 0.62%
IDEX Corp.                                              471,050         22,775
                                                                  ------------

INSURANCE: MULTI-LINE 1.06%
Hub Int'l. Ltd.                                       1,424,400         39,014
                                                                  ------------

INSURANCE: PROPERTY - CASUALTY 1.06%
Argonaut Group, Inc.*                                   618,130         19,014
Navigators Group, Inc. (The)*                           272,035         11,213
Selective Insurance Group, Inc.                         162,400          8,851
                                                                  ------------
TOTAL                                                                   39,078
                                                                  ------------

MACHINERY: INDUSTRIAL/SPECIALTY 0.59%
Woodward Governor Co.                                   680,991         21,560
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 2.80%
Hanover Compressor Co.*                               2,068,600   $     37,173
Key Energy Services, Inc.*                              826,300         13,923
Superior Energy Services, Inc.*                       1,580,500         51,998
                                                                  ------------
TOTAL                                                                  103,094
                                                                  ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.76%
Abaxis, Inc.*                                           321,900          5,498
Arrow Int'l., Inc.                                      153,900          4,962
ICU Medical, Inc.*                                      160,300          6,648
Merit Medical Systems, Inc.*                          1,249,346         14,305
PSS World Medical, Inc.*                                535,500          9,510
West Pharmaceutical Services, Inc.                      705,700         24,008
                                                                  ------------
TOTAL                                                                   64,931
                                                                  ------------

METAL FABRICATING 4.07%
Quanex Corp.(b)                                       2,475,000         97,317
Shaw Group Inc. (The)*                                1,594,600         42,480
Valmont Industries, Inc.                                209,800         10,050
                                                                  ------------
TOTAL                                                                  149,847
                                                                  ------------

METALS & MINERALS MISCELLANEOUS 0.27%
AMCOL Int'l., Corp.                                     370,400         10,012
                                                                  ------------

MISCELLANEOUS: MATERIALS & PROCESSING 1.84%
Metal Management Inc.                                   111,800          3,509
Rogers Corp.*(b)                                      1,125,080         64,085
                                                                  ------------
TOTAL                                                                   67,594
                                                                  ------------

MISCELLANEOUS: PRODUCER DURABLES 0.62%
BE Aerospace, Inc.*                                   1,031,980         22,879
                                                                  ------------

MULTI-SECTOR COMPANIES 5.02%
Carlisle Cos., Inc.                                     825,000   $     66,990
Trinity Industries, Inc.                              1,887,090        117,641
                                                                  ------------
TOTAL                                                                  184,631
                                                                  ------------

OIL: CRUDE PRODUCERS 0.24%
Range Resources Corp.                                   345,000          8,936
                                                                  ------------

OIL: INTEGRATED DOMESTIC 0.98%
KCS Energy Services, Inc.*                            1,274,100         35,904
                                                                  ------------

PRODUCTION TECHNOLOGY EQUIPMENT 1.05%
ATMI, Inc.*                                             768,680         20,139
Electro Scientific Industries, Inc.*                    934,480         18,587
                                                                  ------------
TOTAL                                                                   38,726
                                                                  ------------

PUBLISHING: MISCELLANEOUS 0.12%
Courier Corp.                                           117,521          4,487
                                                                  ------------

RADIO & TV BROADCASTERS 0.26%
World Wrestling
Entertainment, Inc.                                     531,500          9,487
                                                                  ------------

RAILROAD EQUIPMENT 0.26%
Wabtec Corp.                                            273,600          9,568
                                                                  ------------

RAILROADS 0.54%
Genesee & Wyoming, Inc. Class A*                        667,725         20,058
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS 1.99%
DiamondRock Hospitality Co.                           3,054,000         46,329
Nationwide Health Properties,                         1,275,100         26,765
                                                                  ------------
TOTAL                                                                   73,094
                                                                  ------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND MAY 31, 2006

                                                                         VALUE
INVESTMENTS                                              SHARES          (000)
------------------------------------------------------------------------------
RENTAL & LEASING SERVICES: COMMERCIAL 3.43%
GATX Corp.                                              942,000   $     40,892
United Rentals, Inc.*                                 1,054,840         34,367
Williams Scotsman Int'l., Inc.*                       1,967,387         51,152
                                                                  ------------
TOTAL                                                                  126,411
                                                                  ------------

RESTAURANTS 2.70%
Benihana, Inc. Class A*(b)                              340,085          7,791
McCormick & Schmick's
Seafood Restaurants Inc.*(b)                            816,600         19,558
Ruby Tuesday, Inc.                                    2,589,100         72,003
                                                                  ------------
TOTAL                                                                   99,352
                                                                  ------------

RETAIL 3.48%
Guitar Center, Inc.*                                    650,700         31,331
New York & Co., Inc.*                                   522,100          6,197
Pacific Sunwear of California, Inc.*                  3,340,000         73,313
Rush Enterprises, Inc. Class A*(b)                      988,400         17,218
                                                                  ------------
TOTAL                                                                  128,059
                                                                  ------------

SAVINGS & LOAN 0.88%
KNBT Bancorp, Inc.                                      502,830          8,196
Webster Financial Corp.                                 495,500         24,027
                                                                  ------------
TOTAL                                                                   32,223
                                                                  ------------

SERVICES: COMMERCIAL 0.92%
Waste Connections, Inc.*                                880,000         33,836
                                                                  ------------

SHIPPING 0.94%
Kirby Corp.*                                            460,900         34,627
                                                                  ------------

STEEL 3.31%
Carpenter Technology Corp.                              470,940         52,651
Gibraltar Industries, Inc.                              494,900         13,783
Steel Dynamics, Inc.                                    953,625         55,396
                                                                  ------------
TOTAL                                                                  121,830
                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT 1.06%
ARRIS Group, Inc.*                                    1,730,600   $     20,802
C-COR, Inc.*(b)                                       2,664,200         18,276
                                                                  ------------
TOTAL                                                                   39,078
                                                                  ------------

TRUCKERS 3.68%
Heartland Express, Inc.                               3,154,933         53,192
Werner Enterprises, Inc. (b)                          4,225,000         82,261
                                                                  ------------
TOTAL                                                                  135,453
                                                                  ------------

UTILITIES: ELECTRICAL 6.85%
Avista Corp. (b)                                      3,080,000         68,530
Black Hills Corp.                                       817,300         27,649
IDACORP, Inc.                                         1,362,700         45,528
Pike Electric Corp.*                                    425,000          8,309
PNM Resources, Inc. (b)                               4,045,600        102,232
                                                                  ------------
TOTAL                                                                  252,248
                                                                  ------------

UTILITIES: GAS DISTRIBUTORS 2.62%
Nicor, Inc.                                           1,150,000         47,127
Piedmont Natural Gas Co., Inc.                        2,025,000         49,228
                                                                  ------------
TOTAL                                                                   96,355
                                                                  ------------

TOTAL COMMON STOCKS
(cost $2,924,427,079)                                                3,460,001
                                                                  ============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
SMALL-CAP VALUE FUND MAY 31, 2006

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
INVESTMENTS                                               (000)          (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 6.28%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006, 4.40% due
6/1/2006 with State Street Bank & Trust Co.
collateralized by $97,180,000 of Federal Home
Loan Bank at 3.625% due 1/15/2008 and
$104,050,000 of Federal Home Loan Mortgage
Corp. at 4.125% due from 2/15/2008 to
4/18/2008 and $35,485,000 of Federal National
Mortgage Assoc. at 5.125% to 6.00% due from
2/15/2008 to 4/15/2011; value: $235,613,002;
proceeds: $231,021,045
(cost $230,992,813)                                $    230,993   $    230,993
                                                                  ============

TOTAL INVESTMENTS IN SECURITIES 100.29%
(cost $3,155,419,892)                                                3,690,994
                                                                  ============

LIABILITIES IN EXCESS OF OTHER ASSETS (0.29%)                          (10,756)
                                                                  ------------
NET ASSETS 100.00%                                                $  3,680,238
                                                                  ============

*    Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
(b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares.) (See Note 9).

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

                                                         LARGE-CAP          SMALL-CAP
                                                         CORE FUND         VALUE FUND
ASSETS:
Investments in unaffiliated issuers, at cost      $    846,327,912   $  2,390,832,930
Investments in affiliated issuers, at cost                       -        764,586,962
-------------------------------------------------------------------------------------
Investments in unaffiliated issuers, at
value                                             $    923,828,304   $  2,826,600,260
Investments in affiliated issuers, at value                      -        864,393,404
Receivables:
   Interest and dividends                                1,522,919          2,113,503
   Investment securities sold                              193,529          8,745,703
   Capital shares sold                                   2,479,697          3,341,948
   From advisor                                             24,894                  -
Prepaid expenses and other assets                           80,112            163,988
-------------------------------------------------------------------------------------
TOTAL ASSETS                                           928,129,455      3,705,358,806
-------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                         925,262         15,390,800
   Capital shares reacquired                             1,056,742          5,814,130
   Management fees                                         541,943          2,280,188
   12b-1 distribution fees                                 308,491            925,122
   Fund administration                                      30,958            125,501
   Directors' fees                                          51,661            161,493
   To affiliates                                            29,103             23,642
Accrued expenses and other liabilities                     248,334            400,320
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        3,192,494         25,121,196
=====================================================================================
NET ASSETS                                        $    924,936,961   $  3,680,237,610
=====================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                   $    827,296,347   $  2,806,064,667
Undistributed (distributions in excess of)
net investment income                                    2,363,899         (1,794,844)
Accumulated net realized gain on investments            17,776,323        340,394,015
Net unrealized appreciation on investments              77,500,392        535,573,772
-------------------------------------------------------------------------------------
NET ASSETS                                        $    924,936,961   $  3,680,237,610
=====================================================================================
NET ASSETS BY CLASS:
Class A Shares                                    $    590,907,614   $  2,199,134,788
Class B Shares                                    $     78,251,263   $     80,399,161
Class C Shares                                    $     79,557,002   $     94,668,841
Class P Shares                                    $      7,024,390   $    430,380,917
Class Y Shares                                    $    169,196,692   $    875,653,903
OUTSTANDING SHARES BY CLASS:
Class A Shares (200 million shares of
   common stock authorized per Fund, $.001
   par value)                                           20,768,342         67,607,456
Class B Shares (30 million shares of common
   stock authorized per Fund, $.001 par value)           2,863,315          2,682,286
Class C Shares (20 million shares of common
   stock authorized per Fund, $.001 par value)           2,900,474          3,153,869
Class P Shares (20 million shares of common
   stock authorized per Fund, $.001 par value)             246,696         13,296,759
Class Y Shares (30 million and 200 million
   shares of common stock authorized,
   respectively, $.001 par value)                        5,934,915         25,912,830
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                    $          28.45   $          32.53
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)   $          30.19   $          34.51
Class B Shares-Net asset value                    $          27.33   $          29.97
Class C Shares-Net asset value                    $          27.43   $          30.02
Class P Shares-Net asset value                    $          28.47   $          32.37
Class Y Shares-Net asset value                    $          28.51   $          33.79
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                         LARGE-CAP          SMALL-CAP
                                                         CORE FUND          VALUE FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers               $      8,163,558   $     10,268,995
Dividends from affiliated issuers                                -          4,015,084
Interest                                                   632,051          4,160,975
Foreign withholding tax                                    (52,521)           (24,845)
-------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  8,743,088         18,420,209
-------------------------------------------------------------------------------------
EXPENSES:
Management fees                                          3,136,644         12,206,743
12b-1 distribution plan-Class A                          1,004,524          3,071,804
12b-1 distribution plan-Class B                            411,471            492,945
12b-1 distribution plan-Class C                            390,030            473,402
12b-1 distribution plan-Class P                             15,777            872,508
Shareholder servicing                                      690,163          1,752,305
Professional                                                25,426             37,261
Reports to shareholders                                     40,967             90,309
Fund administration                                        179,237            669,035
Custody                                                     17,943            116,783
Directors' fees                                             15,268             53,365
Registration                                                95,880            219,337
Subsidy (See Note 3)                                       131,399             95,331
Other                                                        6,198             11,096
-------------------------------------------------------------------------------------
Gross expenses                                           6,160,927         20,162,224
-------------------------------------------------------------------------------------
   Expense reductions (See Note 7)                         (10,661)           (72,973)
   Expenses assumed by advisor (See Note 3)                (77,933)                 -
-------------------------------------------------------------------------------------
NET EXPENSES                                             6,072,333         20,089,251
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             2,670,755         (1,669,042)
-------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in
   unaffiliated issuers and security sold short         18,749,993        276,355,454
Net realized gain (loss) on investments in
   affiliated issuers                                            -         63,598,764
Net change in unrealized appreciation
   (depreciation) on investments                         7,488,285         70,918,643
=====================================================================================
NET REALIZED AND UNREALIZED GAIN                        26,238,278        410,872,861
=====================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     $     28,909,033   $    409,203,819
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                         LARGE-CAP          SMALL-CAP
INCREASE IN NET ASSETS                                   CORE FUND          VALUE FUND
OPERATIONS:
Net investment income (loss)                      $      2,670,755   $     (1,669,042)
Net realized gain (loss) on investments and
   security sold short                                  18,749,993        339,954,218
Net change in unrealized appreciation
   (depreciation) on investments                         7,488,285         70,918,643
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                           28,909,033        409,203,819
=====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                              (1,904,175)                 -
   Class P                                                 (25,563)                 -
   Class Y                                                (866,794)                 -
Net realized gain
   Class A                                             (20,341,571)      (157,729,510)
   Class B                                              (3,260,769)       (11,076,435)
   Class C                                              (2,933,175)        (8,869,827)
   Class P                                                (256,240)       (30,469,694)
   Class Y                                              (5,264,871)       (56,813,206)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (34,853,158)      (264,958,672)
=====================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                      153,010,420        852,375,737
Reinvestment of distributions                           32,334,040        231,815,282
Cost of shares reacquired                              (74,912,043)      (427,999,525)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS           110,432,417        656,191,494
=====================================================================================
NET INCREASE IN NET ASSETS                             104,488,292        800,436,641
=====================================================================================
NET ASSETS:
Beginning of period                                    820,448,669      2,879,800,969
-------------------------------------------------------------------------------------
END OF PERIOD                                     $    924,936,961   $  3,680,237,610
=====================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                          $      2,363,899   $     (1,794,844)
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                         LARGE-CAP          SMALL-CAP
INCREASE IN NET ASSETS                                   CORE FUND          VALUE FUND
OPERATIONS:
Net investment income (loss)                      $      2,643,564   $     (7,160,022)
Net realized gain on investments                        33,463,546        272,935,342
Net change in unrealized appreciation
   (depreciation) on investments                        (5,174,263)       112,962,890
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                           30,932,847        378,738,210
=====================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                              (1,973,610)                 -
   Class B                                                  (2,424)                 -
   Class C                                                  (1,890)                 -
   Class P                                                  (1,918)                 -
   Class Y                                                (122,005)                 -
Net realized gain
   Class A                                              (9,617,715)       (86,416,845)
   Class B                                              (2,540,980)       (18,208,202)
   Class C                                              (1,211,051)        (8,440,410)
   Class P                                                  (8,745)       (12,919,161)
   Class Y                                                (383,255)       (27,676,191)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (15,863,593)      (153,660,809)
=====================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                      422,573,725      1,367,850,443
Reinvestment of distributions                           14,513,229        127,382,745
Cost of shares reacquired                              (92,183,858)      (508,066,959)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS           344,903,096        987,166,229
=====================================================================================
NET INCREASE IN NET ASSETS                             359,972,350      1,212,243,630
=====================================================================================
NET ASSETS:
Beginning of year                                      460,476,319      1,667,557,339
-------------------------------------------------------------------------------------
END OF YEAR                                       $    820,448,669   $  2,879,800,969
=====================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                          $      2,489,676   $       (125,802)
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP CORE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       28.66        $    28.42     $    24.88     $    21.27    $    24.75     $    26.83
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income(a)                  .09               .15            .18            .08           .04            .06
  Net realized and
    unrealized gain (loss)                  .90              1.10           3.42           3.53         (3.37)         (1.14)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                            .99              1.25           3.60           3.61         (3.33)         (1.08)
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net investment income                    (.10)             (.17)          (.06)             -             -           (.09)
  Net realized gain                       (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total distributions                   (1.20)            (1.01)          (.06)             -          (.15)         (1.00)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       28.45        $    28.66     $    28.42     $    24.88    $    21.27     $    24.75
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                            3.53%(d)          4.49%         14.48%         16.97%       (13.52)%        (4.26)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses,including expense
    reductions and expenses
    assumed                                 .65%(d)          1.30%          1.39%          1.46%         1.45%          1.45%
  Expenses, excluding expense
    reductions and expenses
    assumed                                 .66%(d)          1.32%          1.41%          1.46%         1.45%          1.45%
  Net investment income                     .33%(d)           .53%           .67%           .36%          .16%           .22%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $     590,908        $  523,322     $  324,690     $  261,231    $  201,315     $  234,533
  Portfolio turnover rate                 19.39%(d)         44.86%         47.14%         34.98%        74.76%         81.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       27.56        $    27.38     $    24.07     $    20.70    $    24.25     $    26.37
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment loss(a)                      -(c)           (.03)             -(c)        (.06)         (.10)          (.10)
  Net realized and
    unrealized gain (loss)                  .87              1.05           3.31           3.43         (3.30)         (1.11)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                            .87              1.02           3.31           3.37         (3.40)         (1.21)
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders from:
  Net investment income                       -                 -(c)           -              -             -              -
  Net realized gain                       (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total distributions                   (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       27.33        $    27.56     $    27.38     $    24.07    $    20.70     $    24.25
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                            3.21%(d)          3.78%         13.75%         16.28%       (14.10)%        (4.81)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                 .97%(d)          1.95%          2.03%          2.10%         2.06%          2.07%
  Expenses, excluding expense
    reductions and expenses
    assumed                                 .98%(d)          1.97%          2.05%          2.10%         2.06%          2.07%
  Net investment income (loss)              .00%(d)          (.11)%          .03%          (.28)%        (.45)%         (.39)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $      78,251        $   81,373     $   82,876     $   80,542    $   70,636     $   85,011
  Portfolio turnover rate                 19.39%(d)         44.86%         47.14%         34.98%        74.76%         81.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       27.66        $    27.47     $    24.15     $    20.77    $    24.27     $    26.41
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income
    (loss)(a)                                 -(c)           (.03)             -(c)        (.06)         (.06)          (.11)
  Net realized and unrealized
    gain (loss)                             .87              1.06           3.32           3.44         (3.29)         (1.12)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                            .87              1.03           3.32           3.38         (3.35)         (1.23)
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net investment income                       -                 -(c)           -              -             -              -
  Net realized gain                       (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total distributions                   (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       27.43        $    27.66     $    27.47     $    24.15    $    20.77     $    24.27
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                            3.20%(d)          3.81%         13.75%         16.27%       (13.88)%        (4.88)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                 .97%(d)          1.95%          2.03%          2.10%         1.87%          2.10%
  Expenses, excluding expense
    reductions and expenses
    assumed                                 .98%(d)          1.97%          2.05%          2.10%         1.87%          2.10%
  Net investment income (loss)              .00%(d)          (.12)%          .03%          (.28)%        (.26)%         (.43)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $      79,557        $   73,328     $   39,625     $   36,778    $   32,109     $   37,149
  Portfolio turnover rate                 19.39%(d)         44.86%         47.14%         34.98%        74.76%         81.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP CORE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       28.70        $    28.50     $    25.01     $    21.37    $    24.87     $    26.92
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income(a)                  .08               .10            .17            .02           .02            .07
  Net realized and
    unrealized gain (loss)                  .90              1.12           3.42           3.62         (3.37)         (1.13)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                            .98              1.22           3.59           3.64         (3.35)         (1.06)
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net investment income                    (.11)             (.18)          (.10)             -             -           (.08)
  Net realized gain                       (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total distributions                   (1.21)            (1.02)          (.10)             -          (.15)          (.99)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       28.47        $    28.70     $    28.50     $    25.01    $    21.37     $    24.87
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                            3.48%(d)          4.38%         14.39%         17.03%       (13.54)%        (4.16)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                 .69%(d)          1.40%          1.48%          1.55%+        1.51%          1.52%
  Expenses, excluding expense
    reductions and expenses
    assumed                                 .70%(d)          1.43%          1.50%          1.55%+        1.51%          1.52%
  Net investment income                     .28%(d)           .37%           .58%           .27%+         .10%           .27%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of  period
    (000)                         $       7,024        $    6,749     $      294     $      152    $        1     $        1
  Portfolio turnover rate                 19.39%(d)         44.86%         47.14%         34.98%        74.76%         81.79%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP CORE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       28.74        $    28.50     $    24.93     $    21.23    $    24.61     $    26.74
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income(a)                  .14               .24            .93            .16           .13            .08
  Net realized and
    unrealized gain (loss)                  .91              1.11           2.77           3.54         (3.36)         (1.12)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           1.05              1.35           3.70           3.70         (3.23)         (1.04)
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net investment income                    (.18)             (.27)          (.13)             -             -           (.18)
  Net realized gain                       (1.10)             (.84)             -              -          (.15)          (.91)
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total distributions                   (1.28)            (1.11)          (.13)             -          (.15)         (1.09)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       28.51        $    28.74     $    28.50     $    24.93    $    21.23     $    24.61
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                            3.74%(d)          4.83%         14.89%         17.43%       (13.19)%        (4.14)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                 .47%(d)           .95%           .93%          1.10%         1.06%          1.07%
  Expenses, excluding expense
    reductions and expenses
    assumed                                 .48%(d)           .98%          1.07%          1.10%         1.06%          1.07%
  Net investment income                     .50%(d)           .84%          3.35%           .72%          .55%           .32%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $     169,197        $  135,677     $   12,991     $       75    $       54     $        1
  Portfolio turnover rate                 19.39%(d)         44.86%         47.14%         34.98%        74.76%         81.79%

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       31.40        $    29.54     $    25.66     $    20.29    $    22.02     $    19.60
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment loss(a)                   (.02)             (.09)             -(c)        (.10)         (.07)          (.13)
  Net realized and
    unrealized gain (loss)                 4.02              4.60           5.52           6.81          (.48)          3.04
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           4.00              4.51           5.52           6.71          (.55)          2.91
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net realized gain                       (2.87)            (2.65)         (1.64)         (1.34)        (1.18)          (.49)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       32.53        $    31.40     $    29.54     $    25.66    $    20.29     $    22.02
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                           13.90%(d)         16.78%         22.92%         35.67%        (2.72)%        15.12%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                              .60%(d)          1.31%          1.39%          1.45%         1.41%          1.43%
  Expenses, excluding expense
    reductions                              .60%(d)          1.31%          1.39%          1.45%         1.41%          1.44%
  Net investment loss                      (.06)%(d)         (.31)%         (.03)%         (.50)%        (.34)%         (.60)%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 11/30
                                    5/31/2006        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)           2005            2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $   2,199,135      $  1,714,898     $  939,899     $  510,582    $  321,243     $  394,443
  Portfolio turnover rate                 39.79%(d)         71.25%         67.04%         66.11%        77.12%         64.76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       29.25        $    27.87     $    24.44     $    19.50    $    21.33     $    19.13
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment loss(a)                   (.12)             (.27)          (.18)          (.22)         (.20)          (.26)
  Net realized and
    unrealized gain (loss)                 3.71              4.30           5.25           6.50          (.45)          2.95
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           3.59              4.03           5.07           6.28          (.65)          2.69
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net realized gain                       (2.87)            (2.65)         (1.64)         (1.34)        (1.18)          (.49)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       29.97        $    29.25     $    27.87     $    24.44    $    19.50     $    21.33
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                           13.48%(d)         15.99%         22.17%         34.78%        (3.25)%        14.33%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                              .95%(d)          1.95%          2.00%          2.07%         2.04%          2.05%
  Expenses, excluding expense
    reductions                              .95%(d)          1.95%          2.00%          2.07%         2.04%          2.06%
  Net investment loss                      (.41)%(d)        (1.03)%         (.74)%        (1.12)%        (.97)%        (1.22)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $      80,399        $  113,208     $  192,098     $  182,437    $  153,101     $  182,555
  Portfolio turnover rate                 39.79%(d)         71.25%         67.04%         66.11%        77.12%         64.76%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       29.29        $    27.90     $    24.46     $    19.52    $    21.31     $    19.13
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment loss(a)                   (.12)             (.26)          (.18)          (.22)         (.17)          (.28)
  Net realized and
    unrealized gain (loss)                 3.72              4.30           5.26           6.50          (.44)          2.95
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           3.60              4.04           5.08           6.28          (.61)          2.67
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net realized gain                       (2.87)            (2.65)         (1.64)         (1.34)        (1.18)          (.49)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       30.02        $    29.29     $    27.90     $    24.46    $    19.52     $    21.31
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                           13.50%(d)         16.01%         22.19%         34.74%        (3.07)%        14.22%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                              .95%(d)          1.95%          2.00%          2.07%         1.90%          2.16%
  Expenses, excluding expense
    reductions                              .95%(d)          1.96%          2.00%          2.07%         1.90%          2.17%
  Net investment loss                      (.41)%(d)         (.99)%         (.74)%        (1.12)%        (.83)%        (1.32)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $      94,669        $   91,195     $   89,408     $   81,967    $   69,121     $   81,396
  Portfolio turnover rate                 39.79%(d)         71.25%         67.04%         66.11%        77.12%         64.76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       31.28        $    29.47     $    25.61     $    20.27    $    22.01     $    19.61
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income
    (loss)(a)                              (.04)             (.11)           .01           (.12)         (.08)          (.14)
  Net realized and
    unrealized gain (loss)                 4.00              4.57           5.49           6.80          (.48)          3.03
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           3.96              4.46           5.50           6.68          (.56)          2.89
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net realized gain                       (2.87)            (2.65)         (1.64)         (1.34)        (1.18)          (.49)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       32.37        $    31.28     $    29.47     $    25.61    $    20.27     $    22.01
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                           13.81%(d)         16.68%         22.84%         35.48%        (2.72)%        15.01%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                              .68%(d)          1.41%          1.45%          1.52%         1.49%          1.50%
  Expenses, excluding expense
    reductions                              .68%(d)          1.41%          1.45%          1.52%         1.49%          1.51%
  Net investment income (loss)             (.13)%(d)         (.39)%          .03%          (.57)%        (.42)%         (.66)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $     430,381        $  328,055     $  141,389     $   47,471    $   14,005     $    4,150
  Portfolio turnover rate                 39.79%(d)         71.25%         67.04%         66.11%        77.12%         64.76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
SMALL-CAP VALUE FUND

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
                                   (UNAUDITED)            2005           2004           2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $       32.46        $    30.36     $    26.23     $    20.64    $    22.30     $    19.77
                                  =============        ==========     ==========     ==========    ==========     ==========
Investment operations:
  Net investment income
    (loss)(a)                               .03               .02            .10           (.02)          .01           (.05)
  Net realized and
    unrealized gain (loss)                 4.17              4.73           5.67           6.95          (.49)          3.07
                                  -------------        ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                           4.20              4.75           5.77           6.93          (.48)          3.02
                                  -------------        ----------     ----------     ----------    ----------     ----------
Distributions to shareholders
  from:
  Net realized gain                       (2.87)            (2.65)         (1.64)         (1.34)        (1.18)          (.49)
                                  -------------        ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD    $       33.79        $    32.46     $    30.36     $    26.23    $    20.64     $    22.30
                                  =============        ==========     ==========     ==========    ==========     ==========
Total Return(b)                           14.07%(d)         17.14%         23.40%         36.10%        (2.31)%        15.56%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                              .45%(d)           .96%          1.00%          1.07%         1.04%          1.05%
  Expenses, excluding expense
    reductions                              .45%(d)           .96%          1.00%          1.07%         1.04%          1.06%
  Net investment income (loss)              .09%(d)           .05%           .38%          (.12)%         .03%          (.24)%

                                   SIX MONTHS
                                      ENDED                                       YEAR ENDED 11/30
                                    5/31/2006          ---------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)            2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period
    (000)                         $     875,654        $  632,444     $  304,763     $  149,463    $   87,570     $   75,402
  Portfolio turnover rate                 39.79%(d)         71.25%         67.04%         66.11%        77.12%         64.76%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds: Large-Cap Core Fund ("Large-Cap Core Fund") and Small-Cap Value Series ("Small-Cap Value Fund") (collectively, the "Funds").

Large-Cap Core Fund's investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund's investment objective is to seek long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. Small-Cap Value Fund is open to certain new investors on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all the expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on each Fund's average daily net assets at the following annual rates:

Large-Cap Core Fund:

First $1 billion                  .70%
Next $1 billion                   .65%
Over $2 billion                   .60%

Small-Cap Value Fund:

First $1 billion                  .75%
Over $2 billion                   .70%

For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to reimburse expenses for the Large-Cap Core Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS                      % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------
A                                      1.30%
B                                      1.95%
C                                      1.95%
P                                      1.40%
Y                                      0.95%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Small-Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust ("Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. In addition, Large-Cap Core Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett World Growth & Income Strategy Fund, each of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Funds' Statement of Operations. Large Cap Core Fund has also entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust, which commenced operations on June 29, 2006.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                              CLASS A      CLASS B   CLASS C   CLASS P
--------------------------------------------------------------------------
Service                               .25%         .25%      .25%      .20%
Distribution                          .10%(1)      .75%      .75%      .25%

(1) Effective October 1, 2005 the Class A Distribution Fee for Small-Cap Value Fund was reduced from .10% of average daily net assets to .05% of average daily net assets.

The amount of CDSC collected by each Fund for the six months ended May 31, 2006 was as follows:

                                                                      CDSC
                                                                 COLLECTED
--------------------------------------------------------------------------
Large-Cap Core Fund                                                $ 3,565
Small-Cap Value Fund                                                 6,788

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

                                                 DISTRIBUTOR      DEALERS'
                                                 COMMISSIONS   CONCESSIONS
--------------------------------------------------------------------------
Large-Cap Core Fund                                $ 375,792   $ 1,987,335
Small-Cap Value Fund                                  27,227       148,104

Distributor received the following amount of CDSCs for the six months ended May 31, 2006.

                                                     CLASS A       CLASS C
--------------------------------------------------------------------------
Large-Cap Core Fund                                  $ 2,466       $ 3,740
Small-Cap Value Fund                                   4,956           105

One Director and certain of the Funds' officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semiannually for Large-Cap Core Fund and at least annually for Small-Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2006 and fiscal year ended November 30, 2005 are as follows:

                                       LARGE-CAP CORE FUND            SMALL-CAP VALUE FUND
------------------------------------------------------------------------------------------
                                 SIX MONTHS                     SIX MONTHS
                                      ENDED                          ENDED
                                  5/31/2006     YEAR ENDED       5/31/2006      YEAR ENDED
                                (UNAUDITED)     11/30/2005     (UNAUDITED)      11/30/2005
------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                $  3,349,920   $  2,101,847   $  69,665,823   $  11,599,397
Net long-term capital gains      31,503,238     13,761,746     195,292,849     142,061,412
------------------------------------------------------------------------------------------
  Total distributions paid     $ 34,853,158   $ 15,863,593   $ 264,958,672   $ 153,660,809
==========================================================================================

As of May 31, 2006, the Funds' aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

                                       LARGE-CAP CORE FUND            SMALL-CAP VALUE FUND
------------------------------------------------------------------------------------------
Tax cost                                     $ 847,298,830                 $ 3,154,972,763
------------------------------------------------------------------------------------------
Gross unrealized gain                           96,075,832                     577,476,429
Gross unrealized loss                          (19,546,358)                    (41,455,528)
------------------------------------------------------------------------------------------
  Net unrealized security gain               $  76,529,474                 $   536,020,901
==========================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006 are as follows:

                                               PURCHASES             SALES
--------------------------------------------------------------------------
Large-Cap Core Fund                      $   267,233,897   $   166,959,757
Small-Cap Value Fund                       1,582,450,827     1,226,270,171

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of ..08%. As of May 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2006.

9.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the oustanding voting securities of the underlying issuer at any point during the fiscal year. Small-Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2006:

                                                                                                         NET REALIZED       DIVIDEND
                                      BALANCE OF                            BALANCE OF           VALUE    GAIN (LOSS)         INCOME
                                     SHARES HELD       GROSS      GROSS    SHARES HELD              AT     11/30/2005     11/30/2005
AFFILIATED ISSUER                  AT 11/30/2005   ADDITIONS      SALES   AT 5/31/2006       5/31/2006   TO 5/31/2006   TO 5/31/2006
------------------------------------------------------------------------------------------------------------------------------------
Anaren, Inc.                                   -     925,600    (39,200)       886,400   $  17,426,624    $   295,113      $       -
Anixter Int'l., Inc.                   1,125,000   1,575,014          -      2,700,014     131,571,682              -              -
Avista Corp.                                   -   3,080,000          -      3,080,000      68,530,000              -        507,444
Benihana, Inc. Class A                         -     346,785     (6,700)       340,085       7,791,347        106,618              -
C-Cor., Inc.                           2,600,000     119,300    (55,100)     2,664,200      18,276,412         92,915              -
Commercial Vehicle
Group, Inc.(a)                         1,235,100      69,900   (271,700)     1,033,300      21,223,982      1,657,260              -
Comtech
Telecommunications Corp.                       -   1,808,377   (313,800)     1,494,577      44,926,985       (113,636)             -
Ethan Allen Interiors, Inc.            1,400,000     646,600    (48,900)     1,997,700      76,032,462        161,118        594,072
Financial Federal Corp.(b)               750,000   1,343,339          -      2,093,339      58,550,692              -        287,402

                                                                                                         NET REALIZED       DIVIDEND
                                  BALANCE OF                              BALANCE OF             VALUE    GAIN (LOSS)         INCOME
                                 SHARES HELD       GROSS        GROSS    SHARES HELD                AT     11/30/2005     11/30/2005
AFFILIATED ISSUER              AT 11/30/2005   ADDITIONS        SALES   AT 5/31/2006         5/31/2006   TO 5/31/2006   TO 5/31/2006
------------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines Holdings(d)      1,669,100   1,026,200            -      2,695,300   $    16,683,907   $          -    $         -
II-VI, Inc.(a)                     1,575,900       6,300   (1,214,800)       367,400         6,973,252       (240,291)             -
Kensey Nash Corp.                    495,000     245,000            -        740,000        21,793,000              -              -
LSI Industries, Inc.               1,220,080     150,000            -      1,370,080        20,140,176              -        328,819
McCormick & Schmick's
Seafood Restaurants, Inc.            620,000     212,800      (16,200)       816,600        19,557,570        213,107              -
NCI Building Systems, Inc.(a)      1,174,440     173,300     (749,200)       598,540        36,295,465     23,390,330              -
PNM Resources, Inc.                1,119,100   2,926,500            -      4,045,600       102,232,312              -      1,051,200
Quanex Corp.(c)                    1,604,900     917,300      (47,200)     2,475,000        97,317,000      1,325,844        558,692
Rogers Corp.                         800,480     324,600            -      1,125,080        64,084,557              -              -
Rush Enterprises, Inc.                     -     988,400            -        988,400        17,217,928              -              -
Steel Technologies, Inc.(a)        1,234,000           -   (1,234,000)             -                 -      7,700,752              -
Trinity Industries, Inc.(a)        2,238,190     242,200     (593,300)     1,887,090       117,641,191     18,829,344        326,129
Universal Forest
Products, Inc.(a)                    985,074      38,100     (341,900)       681,274        44,780,140     10,180,290         37,470
Werner Enterprises, Inc.           3,389,300     835,700            -      4,225,000        82,260,750              -        323,856
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $ 1,091,307,434   $ 63,598,764    $ 4,015,084
------------------------------------------------------------------------------------------------------------------------------------

(a) No longer an affiliated issuer at May 31, 2006.
(b) 451,400 shares acquired in a 3-for-2 stock split; ex-date February 1, 2006.
(c) 837,200 shares acquired in a 3-for-2 stock split; ex-date April 3, 2006.
(d) Name change from Frontier Airlines, Inc. effective April 3, 2006.

10.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

11.  INVESTMENT RISKS

Large-Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund's performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

LARGE-CAP CORE FUND

                                              SIX MONTHS ENDED                        YEAR ENDED
                                      MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
------------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                         3,456,512    $  98,721,100        8,539,454    $ 237,321,415
Reinvestment of distributions         759,427       21,271,567          398,099       11,154,747
Shares reacquired                  (1,705,923)     (48,824,277)      (2,102,862)     (58,764,443)
------------------------------------------------------------------------------------------------
Increase                            2,510,016    $  71,168,390        6,834,691    $ 189,711,719
------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                           342,629    $   9,407,715          712,370    $  19,130,982
Reinvestment of distributions          98,900        2,668,304           75,608        2,050,475
Shares reacquired                    (530,430)     (14,598,085)        (863,107)     (23,175,109)
------------------------------------------------------------------------------------------------
Decrease                              (88,901)   $  (2,522,066)         (75,129)   $  (1,993,652)
------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                           523,904    $  14,444,776        1,513,453    $  40,799,481
Reinvestment of distributions          73,143        1,980,705           29,110          792,090
Shares reacquired                    (347,793)      (9,605,105)        (333,961)      (8,994,339)
------------------------------------------------------------------------------------------------
Increase                              249,254    $   6,820,376        1,208,602    $  32,597,232
------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------
Shares sold                            38,198    $   1,088,738          251,221    $   7,063,785
Reinvestment of distributions          10,050          281,802              380           10,660
Shares reacquired                     (36,665)      (1,050,682)         (26,830)        (753,670)
------------------------------------------------------------------------------------------------
Increase                               11,583    $     319,858          224,771    $   6,320,775
------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------
Shares sold                         1,025,502    $  29,348,091        4,264,146    $ 118,258,062
Reinvestment of distributions         218,832        6,131,662           18,045          505,257
Shares reacquired                     (29,455)        (833,894)         (18,025)        (496,297)
------------------------------------------------------------------------------------------------
Increase                            1,214,879    $  34,645,859        4,264,166    $ 118,267,022
------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

SMALL-CAP VALUE FUND

                                              SIX MONTHS ENDED                        YEAR ENDED
                                      MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
------------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
Shares sold                        16,173,448    $ 511,353,446       28,783,311    $ 809,340,873
Reinvestment of distributions       4,855,641      140,328,179        2,733,321       73,389,673
Shares reacquired                  (8,036,081)    (255,617,799)      (8,715,538)    (244,148,846)
------------------------------------------------------------------------------------------------
Increase                           12,993,008    $ 396,063,826       22,801,094    $ 638,581,700
------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------
Shares sold                           151,698    $   4,247,725          320,243    $   8,275,530
Reinvestment of distributions         318,320        8,505,505          536,865       13,512,897
Shares reacquired                  (1,658,127)     (47,939,406)      (3,879,512)    (103,861,865)
------------------------------------------------------------------------------------------------
Decrease                           (1,188,109)   $ (35,186,176)      (3,022,404)   $ (82,073,438)
------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------
Shares sold                           190,041    $   5,245,339          291,459    $   7,519,721
Reinvestment of distributions         182,474        4,881,169          174,580        4,399,410
Shares reacquired                    (332,439)      (9,667,709)        (556,908)     (14,632,211)
------------------------------------------------------------------------------------------------
Increase (decrease)                    40,076    $     458,799          (90,869)   $  (2,713,080)
------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------
Shares sold                         3,801,609    $ 119,773,970        8,503,486    $ 237,770,898
Reinvestment of distributions         802,192       23,087,097          316,873        8,482,694
Shares reacquired                  (1,795,122)     (56,747,029)      (3,130,597)     (88,475,121)
------------------------------------------------------------------------------------------------
Increase                            2,808,679    $  86,114,038        5,689,762    $ 157,778,471
------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------
Shares sold                         6,412,984    $ 211,755,257       10,406,969    $ 304,943,421
Reinvestment of distributions       1,835,001       55,013,332          997,401       27,598,071
Shares reacquired                  (1,816,014)     (58,027,582)      (1,962,109)     (56,948,916)
------------------------------------------------------------------------------------------------
Increase                            6,431,971    $ 208,741,007        9,442,261    $ 275,592,576
------------------------------------------------------------------------------------------------

On January 18, 2006, the number of shares of common stock authorized for Lord Abbett Research Fund, Inc. was increased from 1,040,000,000 to 1,220,000,000. As a result, the Class A shares of common stock authorized for Large-Cap Core Fund was increased from 20,000,000 to 200,000,000.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each of the Funds included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

LARGE-CAP CORE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, in the third quintile for the one-year period, and in the first quintile for the three-, five-, and ten-year periods. The Board also observed that the Fund's performance was below that of the Lipper Large-Cap Core Index for the nine-month and one-year periods and above that of the Index for the three-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board also observed that Lord Abbett had implemented an expense cap that limited the Fund's Class A total expense ratio to not more than 1.30%, the Classes B and C total expense ratios to not more than 1.95%, the Class P total expense ratio to not more than 1.40%, and the Class Y total expense ratio to not more than 0.95%. The Board observed that the total expense ratio of Class A was the same as the median of the peer group, the total expense ratios of Classes B and C was approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately forty-six basis points above the median of the peer group, and the total expense ratio of Class Y was approximately thirteen basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

SMALL-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of two different performance universes of funds, the first consisting of small-cap core funds and the second consisting of small-cap value funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the first quintile of the first performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods. The Board observed that the performance of the Class A shares of the Fund was in the first quintile of the second performance universe for the nine-month and one-year periods and in the second quintile for the three-, five-, and ten-year periods. The Board also observed that the Fund's performance was above that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index in nine-month, one-year, three-year, five-year, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the actual and contractual management and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately twenty basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points above the median of the peer group, and the total expense ratio of Class Y was approximately three basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the twelve month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied
          by a current Fund Prospectus.
                                                      Lord Abbett Research Fund, Inc.
Lord Abbett Mutual Fund shares are distributed by:           Lord Abbett Large-Cap Core Fund
           LORD ABBETT DISTRIBUTOR LLC                       Lord Abbett Small-Cap Value Series    LARF-3-0506
                                                                                                       (07/06)

[LORD ABBETT LOGO]

 2006
   SEMIANNUAL
     REPORT

LORD ABBETT
   AMERICA'S VALUE FUND


FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
LORD ABBETT AMERICA'S VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The performance of the U.S. economy for the six month period was mixed, exhibiting strong growth in the first three months, but slower activity in the latter half of the period. For example, nonfarm businesses added new jobs at a monthly average of 166,000 in December, January, and February; but the average hiring pace weakened to 125,000 per month in March, April, and May. Similarly, retail sales rose 2.6% over the three months ended in February, but increased only 1.5% in the three months ended in May. The important housing market also showed signs of slowing. The Housing Market Index, a survey of builders, declined in each month from February to May.

     The ratcheting down of growth reflected the cumulative effect of both rising energy costs in 2006 and the continued increase in interest rates by the Federal Reserve Board (the Fed). The average price of West Texas Intermediate crude oil ended 2005 at $59.82 per barrel, and reached as high as $72.14 per barrel during the week ended May 5, before ending the month at $70.35.

     In addition, during the six months ended in May, the Fed lifted its fed funds rate four times. The final hike, on May 10, raised the fed funds rate to 5.00%. The Fed's rate hikes were in response to

--------------------------------------------------------------------------------

accelerating inflation over the period. The Consumer Price Index increased at an annual rate of 5.7% during the three months ended in May, compared with a 2.7% annualized increase for the three months ended in February. Core inflation, which excludes the food and energy sectors, also experienced a mild run-up. Core prices rose at an annual rate of 3.8% in the three months ended in May, after increasing only 2.0% in the preceding three months.

     Against the backdrop of rising short-term rates and higher inflation, yields on Treasury notes rose over the period. The yield on the 10-year Treasury bond increased from 4.52% on December 1, 2005, to 5.12% on May 31, 2006. The rate on a two-year Treasury increased from 4.45% to 5.04%. However, the yield curve turned inverted - that is, short rates were higher than long rates - from late January into early March, until worries about inflation caused long yields to increase by a greater amount than short rates did.

     As investors recognized that global liquidity was being restricted, fixed income assets retreated in value. What particularly concerned the marketplace was the mid-May release of the Consumer Price Index that exceeded expectations and raised the specter that the Fed was behind the curve and, therefore, might be compelled to continue raising rates beyond the June meeting. Prior to the release, investors were anticipating a pause in June. Testimony by Fed Chairman Ben Bernanke in late April suggested that a weakening economy may warrant a pause at the next Fed meeting.

     Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the past two quarters.

     In the meantime, uncertainty about the effect of rising energy prices on economic growth, plus the continued rate hikes by the Fed, held back the equity markets. The S&P 500(R) Index(1) rose just 2.6% in the six months ended May 31, 2006.

     Among the sectors, the S&P transportation sector and energy sector greatly outperformed the growth in the overall S&P 500 Index for the six months ended May 31, 2006. Reflecting the struggles still evident in technology industries, the semiconductor and semiconductor equipment sector, followed by the software and services sector, were the two worst performers among the industrial sectors within the S&P 500.

     PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P 500 Index, which returned 2.6% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.45% AND SINCE INCEPTION (DECEMBER 27, 2001):
6.48%.

     NOTE: The Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

EQUITY PORTION

A: Overall, an underweight position in the information technology sector - a sector that disappointed in the period - made the biggest contribution to the Fund's performance relative to its benchmark. The second best contributor to relative performance was the consumer staples sector. In particular, portfolio holding H.J. Heinz Co., a manufacturer of processed food products, was the Fund's second biggest individual contributor to performance in the period and the portfolio's second largest holding at period end. Also adding to performance was the healthcare sector, especially individual holding Bristol-Myers Squibb Co., a diversified health and personal care company.

     Three consumer discretionary holdings added to performance: OfficeMax Inc., an office products retailer, and the Fund's number-one contributor in the period; Newell Rubbermaid Inc., a maker of consumer products sold through a variety of retail and wholesale distribution channels; and Snap-on Inc., a provider of tool and equipment solutions. Two energy holdings also contributed:
GlobalSantaFe Corp., an international offshore and land contract driller, and Halliburton Co., a provider of energy, engineering, and construction services. Industrials holding Cummins Inc., a manufacturer of diesel engines, added to performance, as did Northeast Utilities, a regional provider of retail electric service, and AT&T Inc., a provider of telecommunications services.

     On a sector basis, the largest detractor to the Fund's performance relative to its benchmark was the materials sector. Among the individual holdings offering disappointing performance in the sector were Bowater Inc., a maker of newsprint

--------------------------------------------------------------------------------

and other paper products; Chemtura Corp., a manufacturer of specialty chemicals; and The Dow Chemical Co., a provider of chemical, plastic, and agricultural products and services.

     The second largest detracting sector to the Fund's relative performance was the financial services sector. In particular, two financial services stocks disappointed: PartnerRe Ltd., a provider of multi-line reinsurance to insurance companies, and ACE Ltd., a property and casualty insurer.

     The consumer discretionary sector also took away from relative performance. Individual holding Dana Corp. was the Fund's number-one detractor; the company provides components and systems for automotive and industrial markets. Three other consumer discretionary holdings also disappointed: Tupperware Brands Corp., a manufacturer of consumer products for the home; The ServiceMaster Co., a provider of outsourcing services for residential and commercial customers; and Pier 1 Imports, Inc., a retailer of decorative home furnishings, gifts, and related items.

     Industrial holding R.R. Donnelley & Sons Co., a supplier of commercial printing and information services, also detracted from performance in the period.

FIXED INCOME PORTION

     Contributing to performance in the high yield bond market were the individual credits of pharmaceutical, gas distribution, and financial services companies. Top performers in the period included: pharmaceutical firm Warner Chilcott Corp.; gas distribution company El Paso Corp.; and financial services firm General Motors Acceptance Corp. Media and cable company Mediacom Broadband LLC and health services firm Tenet Healthcare Corp. also added to performance.

     In the investment-grade bond market, the Fund's participation in the mortgage-backed securities sector also aided performance, as mortgages outperformed both U.S. Treasuries and investment-grade corporate bonds in the period.

     Convertibles securities also contributed to performance, in particular two energy holdings: AGCO Corp. and CSX Corp.

     Detracting from performance in the high yield market were the credits of transportation (excluding air/rail), hotels, and electric-integrated companies. Taking away from performance in these areas were oil services and transportation company Hornbeck Offshore Services, hotel firm Host Marriott LP, and Mirant Americas General LLC, a provider of electric services. Also detracting from performance in the high yield bond market were auto parts manufacturer Dana Corp. and chemicals company Ineos Group Holdings plc.

--------------------------------------------------------------------------------

     Among the detractors from performance in the convertible securities sector were healthcare company CV Therapeutics, Inc., and utility company CMS Energy Corp.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your
Investment-Purchases" in the prospectus for more information or redemptions that may be subject to a CDSC.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVE, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses, and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING      ENDING          EXPENSES
                                                    ACCOUNT       ACCOUNT       PAID DURING
                                                     VALUE         VALUE          PERIOD+
                                                     -----         -----          -------
                                                                                 12/1/05 -
                                                    12/1/05       5/31/06         5/31/06
                                                 ------------   ------------   ------------
CLASS A
Actual                                           $   1,000.00   $   1,031.20   $       6.68
Hypothetical (5% Return Before Expenses)         $   1,000.00   $   1,018.36   $       6.64

CLASS B
Actual                                           $   1,000.00   $   1,027.30   $       9.96
Hypothetical (5% Return Before Expenses)         $   1,000.00   $   1,015.12   $       9.90

CLASS C
Actual                                           $   1,000.00   $   1,027.20   $       9.96
Hypothetical (5% Return Before Expenses)         $   1,000.00   $   1,015.12   $       9.90

CLASS P
Actual                                           $   1,000.00   $   1,030.70   $       7.19
Hypothetical (5% Return Before Expenses)         $   1,000.00   $   1,017.86   $       7.14

CLASS Y
Actual                                           $   1,000.00   $   1,032.80   $       4.92
Hypothetical (5% Return Before Expenses)         $   1,000.00   $   1,020.10   $       4.89

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.32% for Class A, 1.97% for Classes B and C, 1.42% for Class P and 0.97% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                           %**
Basic Industry                    0.30%
Consumer Discretionary           18.58%
Consumer Staples                  5.49%
Energy                            9.22%
Financials                       15.28%
Healthcare                        4.83%
Industrials                       9.02%
Information Technology            1.56%
Materials                        14.40%
Telecommunication Services        9.15%
Utilities                        10.79%
Short-Term Investment             1.38%
Total                           100.00%

* A sector may comprise several industries.
** Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2006

                                                        SHARES
INVESTMENTS                                              (000)             VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 98.89%

COMMON STOCKS 69.48%

CHEMICALS 7.38%
Chemtura Corp.                                           1,300   $    12,781,949
Dow Chemical Co. (The)                                     447        17,829,864
Eastman Chemical Co.                                       522        29,441,636
Monsanto Co.                                               248        20,829,600
Mosaic Co. (The)*                                          223         3,472,992
                                                                 ---------------
TOTAL                                                                 84,356,041
                                                                 ---------------

COMMERCIAL BANKS 0.99%
Bank of America Corp.                                      233        11,291,720
                                                                 ---------------

COMMERCIAL SERVICES & SUPPLIES 3.35%
R.R. Donnelley & Sons Co.                                  796        25,618,498
Waste Management, Inc.                                     347        12,688,830
                                                                 ---------------
TOTAL                                                                 38,307,328
                                                                 ---------------

COMMUNICATIONS EQUIPMENT 0.71%
Avaya Inc.*                                                684         8,083,236
                                                                 ---------------

CONTAINERS & PACKAGING 1.02%
Ball Corp.                                                 312        11,675,040
                                                                 ---------------

DIVERSIFIED CONSUMER SERVICES 1.98%
ServiceMaster Co. (The)                                  2,095        22,624,920
                                                                 ---------------

DIVERSIFIED FINANCIALS 0.29%
Franklin Resources, Inc.                                    37         3,367,818
                                                                 ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES 6.29%
AT&T Inc.                                                1,070        27,878,988
BellSouth Corp.                                            377        12,738,044
PanAmSat Holding Corp.                                     903        22,748,040
Verizon Communications, Inc.                               274         8,557,782
                                                                 ---------------
TOTAL                                                                 71,922,854
                                                                 ---------------

ELECTRIC UTILITIES 6.39%
Ameren Corp.                                               472        23,364,229

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                        SHARES
INVESTMENTS                                              (000)             VALUE
--------------------------------------------------------------------------------
Northeast Utilities                                      1,248   $    25,245,017
Puget Energy Inc.                                        1,154        24,442,665
                                                                 ---------------
TOTAL                                                                 73,051,911
                                                                 ---------------

ELECTRICAL EQUIPMENT 1.22%
Hubbell, Inc. Class B                                      276        13,911,705
                                                                 ---------------

ENERGY EQUIPMENT & SERVICES 3.69%
GlobalSantaFe Corp.(b)                                     302        18,141,221
Halliburton Co.                                            322        24,040,357
                                                                 ---------------
TOTAL                                                                 42,181,578
                                                                 ---------------

FOOD PRODUCTS 4.51%
H.J. Heinz Co.                                             682        28,899,640
Kellogg Co.                                                482        22,716,330
                                                                 ---------------
TOTAL                                                                 51,615,970
                                                                 ---------------

GAS UTILITIES 2.24%
NiSource, Inc.                                           1,180        25,677,715
                                                                 ---------------

HOTELS, RESTAURANTS & LEISURE 1.08%
McDonald's Corp.                                           372        12,329,289
                                                                 ---------------

HOUSEHOLD DURABLES 6.10%
Newell Rubbermaid, Inc.                                    956        25,287,822
Snap-on Inc.                                               484        20,282,484
Tupperware Brands Corp.                                  1,179        24,241,745
                                                                 ---------------
TOTAL                                                                 69,812,051
                                                                 ---------------

INSURANCE 5.27%
ACE Ltd.(b)                                                325        16,804,542
PartnerRe Ltd.(b)                                          203        12,486,686
Safeco Corp.                                               234        12,978,728
XL Capital Ltd. Class A(b)                                 284        17,971,520
                                                                 ---------------
TOTAL                                                                 60,241,476
                                                                 ---------------

MACHINERY 1.05%
Timken Co. (The)                                           381        11,974,830
                                                                 ---------------

MEDIA 2.28%
Clear Channel Communications, Inc.                         846        26,041,400
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                                                 SHARES
INVESTMENTS                                                                       (000)          VALUE
------------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL 1.00%
Federated Department Stores Inc.                                                    157  $  11,454,557
                                                                                         -------------

OIL & GAS 2.76%
Chevron Corp.                                                                       401     23,981,769
EOG Resources, Inc.                                                                 115      7,564,032
                                                                                         -------------
TOTAL                                                                                       31,545,801
                                                                                         -------------

PAPER & FOREST PRODUCTS 3.56%
Bowater, Inc.                                                                       714     16,524,274
MeadWestvaco Corp.                                                                  885     24,243,520
                                                                                         -------------
TOTAL                                                                                       40,767,794
                                                                                         -------------

PHARMACEUTICALS 2.86%
Bristol-Myers Squibb Co.                                                          1,028     25,244,765
Mylan Laboratories, Inc.                                                            356      7,450,233
                                                                                         -------------
TOTAL                                                                                       32,694,998
                                                                                         -------------

SPECIALTY RETAIL 1.95%
OfficeMax, Inc.                                                                     540     22,297,535
                                                                                         -------------

TRADING COMPANIES & DISTRIBUTORS 1.51%
Genuine Parts Co.                                                                   401     17,249,836
                                                                                         -------------
TOTAL COMMON STOCKS (cost $715,505,536)                                                    794,477,403
                                                                                         =============


                                                                              PRINCIPAL
                                                 INTEREST       MATURITY         AMOUNT
                                                     RATE           DATE          (000)
                                                ---------------------------------------
CONVERTIBLE NOTES & BONDS 4.82%

AEROSPACE & DEFENSE 0.49%
EDO Corp.                                           4.00%     11/15/2025        $ 5,500      5,575,625
                                                                                         -------------
BIOTECHNOLOGY 0.36%
CV Therapeutics, Inc.                               3.25%      8/16/2013          4,500      4,140,000
                                                                                         -------------

DIVERSIFIED TELECOMMUNICATION SERVICES 0.53%
Qwest Communications Int'l., Inc.                   3.50%     11/15/2025          4,500      6,125,625
                                                                                         -------------

HOTELS, RESTAURANTS & LEISURE 0.40%
Hilton Hotels Corp.                                3.375%      4/15/2023          3,500      4,528,125
                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                                              PRINCIPAL
                                                 INTEREST       MATURITY         AMOUNT
INVESTMENTS                                          RATE           DATE          (000)          VALUE
------------------------------------------------------------------------------------------------------
MACHINERY 0.15%
AGCO Corp.                                          1.75%     12/31/2033   $      1,450   $  1,785,312
                                                                                          ------------

MEDIA 0.55%
Liberty Media Corp.                                 3.25%      3/15/2031          2,500      1,871,875
Sinclair Broadcast Group, Inc.                      6.00%      9/15/2012          5,000      4,381,250
                                                                                          ------------
TOTAL                                                                                        6,253,125
                                                                                          ------------

METALS & MINING 0.23%
Placer Dome, Inc.(b)                                2.75%     10/15/2023          2,000      2,697,500
                                                                                          ------------

OIL & GAS 0.84%
Devon Energy Corp.                                  4.90%      8/15/2008          3,500      4,182,500
Hanover Compressor Co.                              4.75%      1/15/2014          4,000      5,430,000
                                                                                          ------------
TOTAL                                                                                        9,612,500
                                                                                          ------------

PHARMACEUTICALS 0.34%
MGI PHARMA, Inc.                                   1.682%       3/2/2024          6,000      3,847,500
                                                                                          ------------

ROAD & RAIL 0.37%
CSX Corp.                                    Zero Coupon      10/30/2021          3,500      4,221,875
                                                                                          ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.14%
LSI Logic Corp.                                     4.00%      5/15/2010          1,500      1,567,500
                                                                                          ------------

SOFTWARE 0.42%
Cadence Design Systems, Inc.                 Zero Coupon       8/15/2023          4,000      4,785,000
                                                                                          ------------
TOTAL CONVERTIBLE NOTES & BONDS (cost $51,575,169)                                          55,139,687
                                                                                          ============

                                                                                 SHARES
                                                                                  (000)
                                                                           ------------
CONVERTIBLE PREFERRED STOCKS 2.55%

ELECTRIC UTILITIES 0.43%
CMS Energy Corp.                                    4.50%                            70      4,961,250
                                                                                          ------------

ENERGY EQUIPMENT & SERVICES 0.89%
El Paso Corp.                                       4.99%                             8     10,134,375
                                                                                          ------------

INSURANCE 0.96%
Chubb Corp. (The)                                   7.00%                            75      2,663,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                 INTEREST                        SHARES
INVESTMENTS                                          RATE                         (000)          VALUE
------------------------------------------------------------------------------------------------------
Fortis Insurance N.V.(b)(d)                         7.75%                           283   $  3,678,943
XL Capital Ltd. Class A(b)                          6.50%                           220      4,686,000
                                                                                          ------------
TOTAL                                                                                       11,028,193
                                                                                          ------------

MEDIA 0.27%
Interpublic Group of Cos., Inc. (The)              5.375%                            85      3,054,900
                                                                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (cost $26,201,304)                                       29,178,718
                                                                                          ============

                                                                                                U.S. $
                                                                                                 VALUE
                                                                                          ------------
FOREIGN COMMON STOCKS 1.46%

AUSTRALIA 0.51%
Coca-Cola Amatil Ltd.(a)                                             AUD          1,116      5,876,334
                                                                                          ------------

UNITED KINGDOM 0.95%
Kesa Electricals plc(a)                                              GBP            958      5,304,982
Royal Bank of Scotland Group (The) plc(a)                            GBP            173      5,568,931
                                                                                          ------------
TOTAL                                                                                       10,873,913
                                                                                          ------------
TOTAL FOREIGN COMMON STOCKS (cost $17,903,526)                                              16,750,247
                                                                                          ============

                                                                                       PRINCIPAL
                                                                         MATURITY         AMOUNT
                                                                             DATE          (000)          VALUE
                                                                     ------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES BOND 0.44%

Federal Home Loan Mortgage Corp.
(cost $5,098,689)                                            5.75%      4/15/2008   $      5,000   $  5,039,250
                                                                                                   ============

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.52%
Federal National Mortgage Assoc.                             5.50%      11/1/2034          7,344      7,093,662
Federal National Mortgage Assoc.                             6.00%      11/1/2034          7,396      7,322,562
Federal National Mortgage Assoc.                             6.00%       1/1/2035          9,692      9,595,600
Federal National Mortgage Assoc.                             6.00%      12/1/2035          9,644      9,535,926
Federal National Mortgage Assoc.                             6.00%       4/1/2036          4,991      4,932,416
Federal National Mortgage Assoc.                             6.50%       4/1/2035          8,099      8,176,196
Federal National Mortgage Assoc.                             6.50%       7/1/2035         16,257     16,415,403
                                                                                                   ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (cost $64,619,073)                              63,071,765
                                                                                                   ============

HIGH YIELD CORPORATE NOTES & BONDS 14.62%

AEROSPACE & DEFENSE 0.12%
DRS Technologies, Inc.                                      7.625%       2/1/2018          1,350      1,370,250
                                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                                        PRINCIPAL
                                                INTEREST     MATURITY      AMOUNT
INVESTMENTS                                         RATE         DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS 0.29%
Cooper-Standard Automotive Inc                     8.375%  12/15/2014  $    2,500  $  2,084,363
Stanadyne Corp.                                    10.00%   8/15/2014       1,375     1,278,750
                                                                                   ------------
TOTAL                                                                                 3,363,113
                                                                                   ------------

AUTOMOBILES 0.23%
Hertz Corp. (The)+                                 8.875%    1/1/2014       2,500     2,612,500
                                                                                   ------------

CHEMICALS 0.66%
Crompton Corp.                                     9.875%    8/1/2012       2,000     2,230,000
Equistar Chemicals, L.P.                            7.55%   2/15/2026       3,000     2,932,500
Ineos Group Holdings plc+(b)                        8.50%   2/15/2016       2,500     2,350,000
                                                                                   ------------
TOTAL                                                                                 7,512,500
                                                                                   ------------

CONSUMER FINANCE 1.20%
Ford Motor Credit Co.                              7.375%  10/28/2009       4,800     4,424,424
General Motors Acceptance Corp.                     7.25%    3/2/2011       9,700     9,263,529
                                                                                   ------------
TOTAL                                                                                13,687,953
                                                                                   ------------

CONTAINERS & PACKAGING 0.75%
Crown Cork & Seal, Inc.                            7.375%  12/15/2026       4,000     3,670,000
Rayovac Corp.                                       8.50%   10/1/2013       2,500     2,187,500
Stone Container Finance Co. of Canada II(b)        7.375%   7/15/2014       3,000     2,700,000
                                                                                   ------------
TOTAL                                                                                 8,557,500
                                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES 2.35%
Cincinnati Bell, Inc.                               7.00%   2/15/2015      10,000     9,725,000
Hughes Network Systems, LLC+                        9.50%   4/15/2014       3,500     3,552,500
Qwest Capital Funding, Inc.                         7.90%   8/15/2010      10,000    10,087,500
Syniverse Technologies                              7.75%   8/15/2013       3,500     3,508,750
                                                                                   ------------
TOTAL                                                                                26,873,750
                                                                                   ------------

ELECTRIC UTILITIES 0.44%
Reliant Resources Inc.                              9.50%   7/15/2013       5,000     5,075,000
                                                                                   ------------

ENERGY EQUIPMENT & SERVICES 0.63%
Dynegy Holdings Inc.                               6.875%    4/1/2011       2,500     2,400,000
Dynegy Holdings Inc.+                              8.375%    5/1/2016       2,500     2,500,000
Hornbeck Offshore Services, Inc.                   6.125%   12/1/2014       2,500     2,343,750
                                                                                   ------------
TOTAL                                                                                 7,243,750
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                                        PRINCIPAL
                                                INTEREST     MATURITY      AMOUNT
INVESTMENTS                                         RATE         DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING 0.31%
Stater Bros. Holdings, Inc.                        8.125%   6/15/2012  $    3,500  $  3,491,250
                                                                                   ------------

FOOD PRODUCTS 0.17%
Landry's Restaurants, Inc.                          7.50%  12/15/2014       2,075     1,955,687
                                                                                   ------------

GAS UTILITIES 0.53%
El Paso Corp.                                       7.00%   5/15/2011       6,000     6,000,000
                                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES 0.84%
AmeriPath, Inc.                                    10.50%    4/1/2013       1,000     1,072,500
DaVita, Inc.                                        7.25%   3/15/2015       2,000     1,960,000
Tenet Healthcare Corp.+                             9.50%    2/1/2015       4,500     4,545,000
Tenet Healthcare Corp.                             9.875%    7/1/2014       2,000     2,045,000
                                                                                   ------------
TOTAL                                                                                 9,622,500
                                                                                   ------------

HOTELS, RESTAURANTS & LEISURE 0.16%
River Rock Entertainment Authority                  9.75%   11/1/2011       1,700     1,823,250
                                                                                   ------------

HOUSEHOLD DURABLES 0.28%
Domtar Inc.(b)                                     7.875%  10/15/2011       3,400     3,213,000
                                                                                   ------------

INDUSTRIAL CONGLOMERATES 0.79%
Allied Waste North America, Inc.                   6.125%   2/15/2014       5,800     5,379,500
Park-Ohio Industries, Inc.                         8.375%  11/15/2014       4,000     3,620,000
                                                                                   ------------
TOTAL                                                                                 8,999,500
                                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS 0.21%
ACCO Brands Corp.                                  7.625%   8/15/2015       2,500     2,375,000
                                                                                   ------------

MEDIA 0.99%
AMC Entertainment, Inc.+                           11.00%    2/1/2016       1,500     1,627,500
Gaylord Entertainment Co.                           8.00%  11/15/2013       2,875     2,946,875
Mediacom Broadband LLC                              8.50%  10/15/2015       4,600     4,508,000
Mediacom Communications Corp.                       9.50%   1/15/2013       2,250     2,272,500
                                                                                   ------------
TOTAL                                                                                11,354,875
                                                                                   ------------

METALS & MINING 0.43%
Allegheny Ludlum Corp.                              6.95%  12/15/2025       2,000     2,080,000
Novelis Inc.+(b)                                    8.00%   2/15/2015       3,000     2,880,000
                                                                                   ------------
TOTAL                                                                                 4,960,000
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                                        PRINCIPAL
                                                INTEREST     MATURITY      AMOUNT
INVESTMENTS                                         RATE         DATE       (000)          VALUE
------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER 0.24%
Mirant Americas Generation LLC                     9.125%    5/1/2031  $    2,700  $   2,747,250
                                                                                   -------------

OIL & GAS 0.81%
Foundation PA Coal Co.                              7.25%    8/1/2014       2,000      2,020,000
Houston Exploration Co. (The)                       7.00%   6/15/2013       2,200      2,139,500
Kerr-McGee Corp.                                    6.95%    7/1/2024       1,975      1,952,659
Williams Cos., Inc. (The)                          7.875%    9/1/2021       3,000      3,127,500
                                                                                   -------------
TOTAL                                                                                  9,239,659
                                                                                   -------------

PAPER & FOREST PRODUCTS 0.70%
Abitibi-Consolidated Inc.(b)                        8.55%    8/1/2010       3,500      3,465,000
Bowater, Inc.                                       6.50%   6/15/2013       3,500      3,158,750
Buckeye Technologies, Inc.                          8.00%  10/15/2010       1,500      1,417,500
                                                                                   -------------
TOTAL                                                                                  8,041,250
                                                                                   -------------

PHARMACEUTICALS 0.44%
Warner Chilcott Corp.                               8.75%    2/1/2015       5,000      5,012,500
                                                                                   -------------

REAL ESTATE 0.17%
Host Marriott L.P.                                 6.375%   3/15/2015       2,000      1,915,000
                                                                                   -------------

SOFTWARE 0.30%
Sungard Data Systems, Inc.+                        9.125%   8/15/2013       3,225      3,398,344
                                                                                   -------------

TEXTILES & APPAREL 0.40%
Elizabeth Arden, Inc.                               7.75%   1/15/2014       3,000      3,015,000
INVISTA B.V.+                                       9.25%    5/1/2012       1,500      1,597,500
                                                                                   -------------
TOTAL                                                                                  4,612,500
                                                                                   -------------

UTILITIES 0.18%
Edison Mission Energy+(c)                           7.75%   6/15/2016       2,075      2,064,625
                                                                                   -------------
TOTAL HIGH YIELD CORPORATE
 NOTES & BONDS (cost $168,362,582)                                                   167,122,506
                                                                                   =============
TOTAL LONG-TERM INVESTMENTS
 (cost $1,049,265,879)                                                             1,130,779,576
                                                                                   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MAY 31, 2006

                                                    PRINCIPAL
                                                       AMOUNT
INVESTMENTS                                             (000)            VALUE
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.38%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2006,
4.40% due 6/1/2006 with State Street
Bank & Trust Co. collateralized by
$16,075,000 of Federal Home Loan
Mortgage Corp. at 5.125%
due 10/24/2007; value: $16,115,188;
proceeds: $15,800,718 (cost $15,798,787)        $      15,799  $    15,798,787
                                                               ===============
TOTAL INVESTMENTS IN SECURITIES 100.27%
  (cost $1,065,064,666)                                          1,146,578,363
                                                               ===============
LIABILITIES IN EXCESS OF CASH, FOREIGN CASH
  AND OTHER ASSETS (0.27%)                                          (3,112,041)
                                                               ---------------
NET ASSETS 100.00%                                             $ 1,143,466,322
                                                               ===============

  *  Non-income producing security.
  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(a)  Investment in non-U.S. dollar denominated securities.
(b)  Foreign security traded in U.S. dollars.
(c)  Security purchased on a when-issued basis.
(d)  Private placement.
AUD  Australian Dollar
GBP  British Pound

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

ASSETS:
Investments in securities, at value (cost
 $1,065,064,666)                                    $ 1,146,578,363
Cash                                                        533,673
Foreign cash, at value (cost $671,269)                      672,330
Receivables:
  Interest and dividends                                  6,171,124
  Investment securities sold                              3,741,833
  Capital shares sold                                     1,888,306
Prepaid expenses                                             90,056
-------------------------------------------------------------------
TOTAL ASSETS                                          1,159,675,685
-------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                        13,386,537
  Capital shares reacquired                               1,376,969
  Management fee                                            703,406
  12b-1 distribution fees                                   393,683
  Fund administration                                        37,889
  Directors' fees                                            47,161
  To affiliate                                                  901
Accrued expenses and other liabilities                      262,817
-------------------------------------------------------------------
TOTAL LIABILITIES                                        16,209,363
===================================================================
NET ASSETS                                          $ 1,143,466,322
===================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                     $ 1,054,514,083
Undistributed net investment income                       2,850,721
Accumulated net realized gain on
 investments and foreign currency related
 transactions                                             4,577,898
Net unrealized appreciation on
 investments, and translation of assets
 and liabilites denominated in
 foreign currencies                                      81,523,620
-------------------------------------------------------------------
NET ASSETS                                          $ 1,143,466,322
===================================================================
NET ASSETS BY CLASS:
Class A Shares                                      $ 1,002,465,269
Class B Shares                                      $    58,684,058
Class C Shares                                      $    73,787,277
Class P Shares                                      $     1,652,151
Class Y Shares                                      $     6,877,567
OUTSTANDING SHARES BY CLASS:
Class A Shares (200 million shares
 of common stock authorized, par
 value $.001)                                            80,224,958
Class B Shares (30 million shares of
 common stock authorized, par value $.001)                4,729,678
Class C Shares (20 million shares of
 common stock authorized, par value $.001)                5,939,656
Class P Shares (20 million shares of
 common stock authorized, par value $.001)                  131,902
Class Y Shares (30 million shares of
 common stock authorized, par value $.001)                  547,767
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
 (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                      $         12.50
Class A Shares-Maximum offering price
 (Net asset value plus sales charge of 5.75%)       $         13.26
Class B Shares-Net asset value                      $         12.41
Class C Shares-Net asset value                      $         12.42
Class P Shares-Net asset value                      $         12.53
Class Y Shares-Net asset value                      $         12.56

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

INVESTMENT INCOME:
Dividends                                             $  12,080,966
Interest                                                  9,509,785
-------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  21,590,751
-------------------------------------------------------------------
EXPENSES:
Management fee                                            4,180,205
12b-1 distribution plan-Class A                           1,718,203
12b-1 distribution plan-Class B                             292,114
12b-1 distribution plan-Class C                             380,345
12b-1 distribution plan-Class P                               3,527
Shareholder servicing                                       770,610
Professional                                                 27,040
Reports to shareholders                                      70,631
Fund administration                                         224,622
Custody                                                      31,472
Directors' fees                                              19,771
Registration                                                126,524
Subsidy (See Note 3)                                          4,748
Other                                                         8,008
-------------------------------------------------------------------
Gross expenses                                            7,857,820
 Expense reductions (See Note 7)                            (29,292)
-------------------------------------------------------------------
NET EXPENSES                                              7,828,528
-------------------------------------------------------------------
NET INVESTMENT INCOME                                    13,762,223
===================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign
 currency related transactions                            4,731,435
Net change in unrealized appreciation on
 investments and translation of assets and
 liabilities denominated in foreign currencies           14,707,026
===================================================================
NET REALIZED AND UNREALIZED GAIN                         19,438,461
===================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                      $  33,200,684
===================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTHS
                                                               ENDED MAY 31, 2006    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                (UNAUDITED)     NOVEMBER 30, 2005
OPERATIONS:
Net investment income                                          $       13,762,223    $       20,118,085
Net realized gain on investments and foreign
  currency related transactions                                         4,731,435            13,097,864
Net change in unrealized appreciation on investments
  and translation of assets and liabilities denominated
  in foreign currencies                                                14,707,026            17,055,933
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   33,200,684            50,271,882
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                             (14,247,793)          (18,385,406)
  Class B                                                                (679,764)             (881,697)
  Class C                                                                (879,836)           (1,150,211)
  Class P                                                                 (21,146)              (20,162)
  Class Y                                                                 (72,763)              (32,148)
Net realized gain
  Class A                                                             (10,687,496)           (2,781,088)
  Class B                                                                (661,689)             (175,195)
  Class C                                                                (872,433)             (194,771)
  Class P                                                                 (14,730)               (2,250)
  Class Y                                                                 (36,181)               (3,853)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (28,173,831)          (23,626,781)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     140,920,627           623,724,444
Reinvestment of distributions                                          27,115,505            22,587,025
Cost of shares reacquired                                            (114,070,814)          (85,441,018)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                      53,965,318           560,870,451
=======================================================================================================
NET INCREASE IN NET ASSETS                                             58,992,171           587,515,552
=======================================================================================================
NET ASSETS:
Beginning of period                                                 1,084,474,151           496,958,599
-------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $    1,143,466,322    $    1,084,474,151
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $        2,850,721    $        4,989,800
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                               ENDED                YEAR ENDED 11/30            12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
                                            (UNAUDITED)        2005        2004        2003      11/30/2002
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $     12.44     $   12.12   $   10.29   $    9.45   $       10.00
                                            ===========     =========   =========   =========   =============
  Unrealized appreciation on investments                                                                  .01
                                                                                                -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                           $       10.01
                                                                                                =============
Investment operations:
  Net investment income(b)                          .16           .31         .32         .31             .29
  Net realized and unrealized gain (loss)           .22           .43        1.74         .79            (.80)
                                            -----------     ---------   ---------   ---------   -------------
    Total from investment operations                .38           .74        2.06        1.10            (.51)
                                            -----------     ---------   ---------   ---------   -------------
Distributions to shareholders from:
  Net investment income                            (.18)         (.35)       (.23)       (.26)           (.05)
  Net realized gain                                (.14)         (.07)          -           -               -
                                            -----------     ---------   ---------   ---------   -------------
    Total distributions                            (.32)         (.42)       (.23)       (.26)           (.05)
                                            -----------     ---------   ---------   ---------   -------------
NET ASSET VALUE, END OF PERIOD              $     12.50     $   12.44   $   12.12   $   10.29   $        9.45
                                            ===========     =========   =========   =========   =============
Total Return(c)                                                                                           .10%(d)(e)
Total Return(c)                                    3.12%(d)      6.27%      20.29%      11.97%          (5.10)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      .66%(d)      1.33%       1.35%       1.35%           1.29%(d)
  Expenses, excluding expense
    reductions                                      .66%(d)      1.34%       1.35%       1.46%           2.25%(d)
  Net investment income                            1.26%(d)      2.51%       2.84%       3.24%           2.99%(d)

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED 11/30           12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)        2005        2004        2003      11/30/2002
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $ 1,002,465     $ 944,488   $ 439,703   $ 128,030   $      21,467
  Portfolio turnover rate                         22.96%(d)     31.65%      21.81%      28.71%          33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                YEAR ENDED 11/30            12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
                                            (UNAUDITED)        2005        2004        2003      11/30/2002
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $     12.36     $   12.03   $   10.23   $    9.40   $       10.00
                                            ===========     =========   =========   =========   =============
  Unrealized appreciation on investments                                                                  .01
                                                                                                -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                           $       10.01
                                                                                                =============
Investment operations:
  Net investment income(b)                          .12           .23         .25         .25             .24
  Net realized and unrealized gain (loss)           .21           .43        1.72         .79            (.81)
                                            -----------     ---------   ---------   ---------   -------------
    Total from investment operations                .33           .66        1.97        1.04            (.57)
                                            -----------     ---------   ---------   ---------   -------------
Distributions to shareholders from:
  Net investment income                            (.14)         (.26)       (.17)       (.21)           (.04)
  Net realized gain                                (.14)         (.07)          -           -               -
                                            -----------     ---------   ---------   ---------   -------------
    Total distributions                            (.28)         (.33)       (.17)       (.21)           (.04)
                                            -----------     ---------   ---------   ---------   -------------
NET ASSET VALUE, END OF PERIOD              $     12.41     $   12.36   $   12.03   $   10.23   $        9.40
                                            ===========     =========   =========   =========   =============
Total Return(c)                                                                                           .10%(d)(e)
Total Return(c)                                    2.73%(d)      5.66%      19.50%      11.35%          (5.69)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      .98%(d)      1.98%       1.99%       1.99%           1.85%(d)
  Expenses, excluding expense
    reductions                                      .98%(d)      1.98%       1.99%       2.10%           2.81%(d)
  Net investment income                             .94%(d)      1.86%       2.20%       2.60%           2.43%(d)

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED 11/30           12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)        2005        2004        2003      11/30/2002
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $    58,684     $  58,380   $  27,634   $   9,398   $       2,283
  Portfolio turnover rate                         22.96%(d)     31.65%      21.81%      28.71%          33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                YEAR ENDED 11/30            12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
                                            (UNAUDITED)        2005        2004        2003      11/30/2002
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $     12.37     $   12.05   $   10.25   $    9.41   $       10.00
                                            ===========     =========   =========   =========   =============
  Unrealized appreciation on investments                                                                  .01
                                                                                                -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                           $       10.01
                                                                                                =============
Investment operations:
  Net investment income(b)                          .12           .23         .25         .24             .24
  Net realized and unrealized gain (loss)           .21           .43        1.73         .80            (.79)
                                            -----------     ---------   ---------   ---------   -------------
    Total from investment operations                .33           .66        1.98        1.04            (.55)
                                            -----------     ---------   ---------   ---------   -------------
Distributions to shareholders from:
  Net investment income                            (.14)         (.27)       (.18)       (.20)           (.05)
  Net realized gain                                (.14)         (.07)          -           -               -
                                            -----------     ---------   ---------   ---------   -------------
    Total distributions                            (.28)         (.34)       (.18)       (.20)           (.05)
                                            -----------     ---------   ---------   ---------   -------------
NET ASSET VALUE, END OF PERIOD              $     12.42     $   12.37   $   12.05   $   10.25   $        9.41
                                            ===========     =========   =========   =========   =============
Total Return(c)                                                                                           .10%(d)(e)
Total Return(c)                                    2.72%(d)      5.62%      19.50%      11.27%          (5.54)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      .98%(d)      1.98%       1.99%       1.99%           1.85%(d)
  Expenses, excluding expense
    reductions                                      .98%(d)      1.98%       1.99%       2.10%           2.81%(d)
  Net investment income                             .94%(d)      1.86%       2.20%       2.60%           2.43%(d)

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED 11/30           12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)        2005        2004        2003      11/30/2002
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $    73,787     $  77,374   $  28,696   $   5,902   $       2,538
  Portfolio turnover rate                         22.96%(d)     31.65%      21.81%      28.71%          33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS
                                               ENDED                YEAR ENDED 11/30            12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
                                            (UNAUDITED)        2005        2004        2003      11/30/2002
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $     12.47     $   12.15   $   10.31   $    9.45   $       10.00
                                            ===========     =========   =========   =========   =============
  Unrealized appreciation on investments                                                                  .01
                                                                                                -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                           $       10.01
                                                                                                =============
Investment operations:
  Net investment income(b)                          .15           .30         .31         .31             .28
  Net realized and unrealized gain (loss)           .23           .43        1.75         .80            (.80)
                                            -----------     ---------   ---------   ---------   -------------
    Total from investment operations                .38           .73        2.06        1.11            (.52)
                                            -----------     ---------   ---------   ---------   -------------
Distributions to shareholders from:
  Net investment income                            (.18)         (.34)       (.22)       (.25)           (.04)
  Net realized gain                                (.14)         (.07)          -           -               -
                                            -----------     ---------   ---------   ---------   -------------
    Total distributions                            (.32)         (.41)       (.22)       (.25)           (.04)
                                            -----------     ---------   ---------   ---------   -------------
NET ASSET VALUE, END OF PERIOD              $     12.53     $   12.47   $   12.15   $   10.31   $        9.45
                                            ===========     =========   =========   =========   =============
Total Return(c)                                                                                           .10%(d)(e)
Total Return(c)                                    3.07%(d)      6.17%      20.21%      12.03%          (5.20)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      .71%(d)      1.43%       1.44%       1.44%           1.35%(d)
  Expenses, excluding expense
   reductions                                       .71%(d)      1.44%       1.44%       1.55%           2.31%(d)
  Net investment income                            1.21%(d)      2.42%       2.75%       3.15%           2.93%(d)

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED 11/30           12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)        2005        2004        2003      11/30/2002
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $     1,652     $   1,337   $     286   $       1   $           1
  Portfolio turnover rate                         22.96%(d)     31.65%      21.81%      28.71%          33.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                            SIX MONTHS
                                               ENDED                YEAR ENDED 11/30            12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
                                            (UNAUDITED)        2005        2004        2003      11/30/2002
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $     12.50     $   12.18   $   10.33   $    9.47   $       10.00
                                            ===========     =========   =========   =========   =============
  Unrealized appreciation on investments                                                                  .01
                                                                                                -------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                           $       10.01
                                                                                                =============
Investment operations:
  Net investment income(b)                          .18           .35         .45         .34             .32
  Net realized and unrealized gain (loss)           .22           .44        1.66         .80            (.80)
                                            -----------     ---------   ---------   ---------   -------------
    Total from investment operations                .40           .79        2.11        1.14            (.48)
                                            -----------     ---------   ---------   ---------   -------------
Distributions to shareholders from:
  Net investment income                            (.20)         (.40)       (.26)       (.28)           (.06)
  Net realized gain                                (.14)         (.07)          -           -               -
                                            -----------     ---------   ---------   ---------   -------------
    Total distributions                            (.34)         (.47)       (.26)       (.28)           (.06)
                                            -----------     ---------   ---------   ---------   -------------
NET ASSET VALUE, END OF PERIOD              $     12.56     $   12.50   $   12.18   $   10.33   $        9.47
                                            ===========     =========   =========   =========   =============
Total Return(c)                                                                                           .10%(d)(e)
Total Return(c)                                    3.28%(d)      6.64%      20.72%      12.47%          (4.83)%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                      .48%(d)       .99%       1.09%        .99%+           .93%(d)
  Expenses, excluding expense
    reductions                                      .49%(d)       .99%       1.09%       1.10%+          1.89%(d)
  Net investment income                            1.44%(d)      2.89%       3.74%       3.60%+          3.35%(d)

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED 11/30           12/19/2001(a)
                                             5/31/2006      ---------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)        2005        2004        2003      11/30/2002
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $     6,878     $   2,897   $     640   $       1   $           1
  Portfolio turnover rate                         22.96%(d)     31.65%      21.81%      28.71%          33.71%

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations was 12/19/2001; SEC effective date and date shares first became available to the public was 12/27/2001.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/19/2001 through 12/26/2001.
(f)  Total return for the period 12/27/2001 through 11/30/2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds--Lord Abbett America's Value Fund (the "Fund").

The Fund's investment objective is to seek current income and capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized Gain (Loss) on investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion;
..65% over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES           CLASS A      CLASS B     CLASS C       CLASS P
-------------------------------------------------------------
Service            .25%         .25%        .25%          .20%
Distribution       .10%(1)      .75%        .75%          .25%

(1) The amount of CDSC collected by the Fund during the six months ended May 31, 2006 was $9,346.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

DISTRIBUTOR             DEALERS'
COMMISSIONS          CONCESSIONS
--------------------------------
$   639,927          $ 3,324,844

Distributor received CDSCs of $1,985 and $7,573 for Class A and Class C shares, respectively, for the six months ended May 31, 2006.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return on capital.

The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 are as follows:

                                          SIX MONTHS ENDED        YEAR-ENDED
                                     5/31/2006 (UNAUDITED)        11/30/2005
----------------------------------------------------------------------------
Distributions paid from:
Ordinary income                               $ 21,384,960      $ 21,762,217
Net long-term capital gains                      6,788,871         1,864,564
----------------------------------------------------------------------------
    Total distributions paid                  $ 28,173,831      $ 23,626,781
============================================================================

As of May 31, 2006, the Fund's aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                   $ 1,066,129,756
----------------------------------------------------------
Gross unrealized gain                          101,504,126
Gross unrealized loss                          (21,055,519)
----------------------------------------------------------
    Net unrealized security gain (loss)    $    80,448,607
==========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006 are as follows:

U.S. GOVERNMENT    NON-U.S. GOVERNMENT     U.S. GOVERNMENT     NON-U.S. GOVERNMENT
     PURCHASES*              PURCHASES              SALES*                   SALES
----------------------------------------------------------------------------------
$    55,661,357          $ 267,851,849       $  57,501,578           $ 194,996,864

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of .08%. As of May 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                          SIX MONTHS ENDED                        YEAR ENDED
                                                  MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
------------------------------------------------------------------------------------------------------------
                                                   SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                     9,922,149   $  123,392,654       43,791,945   $  532,741,256
Reinvestment of distributions                   1,973,186       24,427,429        1,702,370       20,618,748
Shares reacquired                              (7,575,569)     (94,288,206)      (5,875,391)     (71,789,401)
------------------------------------------------------------------------------------------------------------
Increase                                        4,319,766   $   53,531,877       39,618,924   $  481,570,603
------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                       513,041   $    6,335,105        2,829,339   $   34,180,396
Reinvestment of distributions                      99,717        1,226,916           78,218          941,684
Shares reacquired                                (606,818)      (7,476,964)        (480,386)      (5,797,872)
------------------------------------------------------------------------------------------------------------
Increase                                            5,940   $       85,057        2,427,171   $   29,324,208
------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                       550,382   $    6,803,589        4,417,206   $   53,369,060
Reinvestment of distributions                     106,963        1,316,954           80,272          968,185
Shares reacquired                                (971,626)     (12,019,138)        (624,785)      (7,590,232)
------------------------------------------------------------------------------------------------------------
Increase (decrease)                              (314,281)  $   (3,898,595)       3,872,693   $   46,747,013
------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                        34,270   $      426,016           96,441   $    1,171,661
Reinvestment of distributions                       2,889           35,875            1,843           22,410
Shares reacquired                                 (12,415)        (155,804)         (14,624)        (177,289)
------------------------------------------------------------------------------------------------------------
Increase                                           24,744   $      306,087           83,660   $    1,016,782
------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                       317,828   $    3,963,263          183,275   $    2,262,071
Reinvestment of distributions                       8,698          108,331            2,958           35,998
Shares reacquired                                 (10,472)        (130,702)          (7,085)         (86,224)
------------------------------------------------------------------------------------------------------------
Increase                                          316,054   $    3,940,892          179,148   $    2,211,845
------------------------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACT

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that there were relatively few registered investment companies with the same investment approach as the Fund, so that it was difficult to draw conclusions about the Fund's relative performance or level of expenses. The Board observed that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, and three-year periods. The Board also observed that the performance was below that of the Lipper Equity Income Index for the nine-month, one-year, and three-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately eight basis points below the median of the peer group and the actual management and administrative services fees were approximately seven basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately fifteen basis points above the median of the peer group, that the total expense ratios of Classes B and C were approximately seven basis points above the median of the peer group, that the total expense ratio of Class P was approximately twenty-five basis points above the median of the peer group, and the total expense ratio of Class Y was approximately nine basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
  information of shareholders of the fund, is to
  be distributed only if preceded or accompanied        Lord Abbett Research Fund, Inc.
          by a current fund prospectus.                       Lord Abbett America's Value Fund

Lord Abbett mutual fund shares are distributed by                                                       LAAMF-3-0506
           LORD ABBETT DISTRIBUTOR LLC                                                                        (7/06)

[LORD ABBETT LOGO]

 2006
  SEMIANNUAL
    REPORT

  LORD ABBETT
    GROWTH OPPORTUNITIES FUND


  FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND
LORD ABBETT GROWTH OPPORTUNITIES FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you can also access the quarterly commentaries of the Funds' portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The performance of the U.S. economy for the six month period was mixed, exhibiting strong growth in the first three months, but slower activity in the latter half of the period. For example, nonfarm businesses added new jobs at a monthly average of 166,000 in December, January, and February; but the average hiring pace weakened to 125,000 per month in March, April, and May. Similarly, retail sales rose 2.6% over the three months ended in February, but increased only 1.5% in the three months ended in May. The important housing market also showed signs of slowing. The Housing Market Index, a survey of builders, declined in each month from February to May.

     The ratcheting down of growth reflected the cumulative effect of both rising energy costs in 2006 and the continued increase in interest rates by the Federal Reserve Board (the Fed). The average price of West Texas Intermediate crude oil ended 2005 at $59.82 per barrel, and reached as high as $72.14 per barrel during the week ended May 5, before ending the month at $70.35.

     In addition, during the six months ended in May, the Fed lifted its fed funds rate four times. The final hike, on May 10,

--------------------------------------------------------------------------------

raised the funds rate to 5.00%. The Fed's rate hikes were in response to accelerating inflation over the period. The Consumer Price Index increased at an annual rate of 5.7% during the three months ended in May, compared with a 2.7% annualized increase for the three months ended in February. Core inflation, which excludes food and energy, also experienced a mild run-up. Core prices rose at an annual rate of 3.8% in the three months ended in May, after increasing only 2.0% in the preceding three months.

     Uncertainty about the effect of rising energy prices on economic growth, plus the continued rate hikes by the Fed, held back the equity markets. The S&P 500(R) Index(1) rose just 2.6% in the six months ended May 31, 2006.

     Among the sectors, the S&P transportation sector and energy sector greatly outperformed the growth in the overall S&P 500 Index for the six months ended May 31, 2006. Reflecting the struggles still evident in technology industries, the semiconductor and semiconductor equipment sector, followed by the software and services sector, were the two worst performers among the industrial sectors within the S&P 500.

     PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.5%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap(R)Growth Index,(2) which returned 4.1% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 4.68%, 5 YEARS: 0.68%, AND 10 YEARS: 10.01%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Overall, the technology sector was the greatest detractor to the Fund's relative performance. Among the individual detractors were: Websense, Inc., a provider of employee internet management solutions; Comverse Technology, Inc., a maker of computer and telecommunications systems and software; and Hyperion Solutions Corp., a developer of business analysis software.

--------------------------------------------------------------------------------

     The healthcare sector was the second weakest contributor to the Fund's relative performance. Within that sector, UnitedHealth Group, Inc., a healthcare insurer, was the Fund's largest individual detractor. Other healthcare detractors were: Genzyme Corp., a global biotechnology company; Omnicare, Inc., a provider of professional pharmacy services; Kos Pharmaceuticals, Inc., a specialty pharmaceutical company; and Barr Pharmaceuticals Inc., a maker of generic and proprietary prescription pharmaceuticals. The auto and transportation sector also detracted from relative performance in the period.

     Other individual holdings taking away from performance were Axis Capital Holdings Ltd., a provider of specialty lines and treaty reinsurance, and Powerwave Technologies, Inc., a producer durables company that supplies wireless communications products.

     Consumer discretionary sector stocks were the largest contributors to the Fund's performance relative to its benchmark in the period. Individual contributors in that sector included: Too, Inc., a retail apparel and personal care products company; hotel operator Starwood Hotels & Reports Worldwide, Inc.; and Univision Communications, Inc., a Spanish-language media company in the United States.

     The other energy sector also contributed to relative performance. The Fund's largest individual contributor and its second largest holding was energy holding Weatherford International Ltd., a provider of equipment and services for the drilling and production of oil and natural gas wells. Halliburton Co., a supplier of energy, engineering, and construction services, also outperformed.

     Also adding to relative performance was the financial services sector. In particular, Alliance Data Systems Corp., a provider of transaction, credit, and marketing services to retail companies, was the Fund's second strongest individual contributor. Equipment rental company United Rentals Inc. also added to performance.

     Among other individual holdings contributing to performance were: Nucor Corp., a manufacturer of steel products; Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and technology holding Citrix Systems, Inc., a supplier of infrastructure software.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your
Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVE, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance; this popular index includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price to book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000(R) Growth Index.

Indexes are unmanaged, do not reflect the deductions of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. A fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see a fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING         EXPENSES
                                                     ACCOUNT         ACCOUNT       PAID DURING
                                                      VALUE           VALUE          PERIOD+
                                                      -----           -----          -------
                                                                                    12/1/05 -
                                                     12/1/05         5/31/06         5/31/06
                                                     -------         -------         -------
CLASS A
Actual                                            $    1,000.00   $    1,035.00   $        7.86
Hypothetical (5% Return Before Expenses)          $    1,000.00   $    1,017.23   $        7.80
CLASS B
Actual                                            $    1,000.00   $    1,031.40   $       11.14
Hypothetical (5% Return Before Expenses)          $    1,000.00   $    1,013.98   $       11.05
CLASS C
Actual                                            $    1,000.00   $    1,031.50   $       11.14
Hypothetical (5% Return Before Expenses)          $    1,000.00   $    1,013.98   $       11.05
CLASS P
Actual                                            $    1,000.00   $    1,034.40   $        8.37
Hypothetical (5% Return Before Expenses)          $    1,000.00   $    1,016.73   $        8.30
CLASS Y
Actual                                            $    1,000.00   $    1,036.60   $        6.09
Hypothetical (5% Return Before Expenses)          $    1,000.00   $    1,018.97   $        6.04

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.55% for Class A, 2.20% for Classes B and C, 1.65% for Class P and 1.20% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                     %**
Auto & Transportation        2.68%
Consumer Discretionary      22.76%
Consumer Staples             1.01%
Financial Services          12.80%
Healthcare                  10.61%
Materials & Processing       5.57%
Other                        1.43%
Other Energy                 9.57%
Producer Durables            7.68%
Technology                  18.64%
Short-Term Investment        7.25%
Total                      100.00%

 *   A sector may comprise several industries.
**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2006

                                                         VALUE
INVESTMENTS                                  SHARES      (000)
---------------------------------------------------------------
COMMON STOCKS 92.69%

ADVERTISING AGENCY 2.75%
Lamar Advertising Co.
Class A*                                     440,500   $ 24,016
                                                       --------

AEROSPACE 1.17%
Rockwell Collins, Inc.                       186,600     10,188
                                                       --------

AGRICULTURE, FISHING &
RANCHING 1.48%
Monsanto Co.                                 153,700     12,935
                                                       --------

BANKS 0.54%
Lazard Ltd. Class A(a)                       119,100      4,726
                                                       --------

BANKS: OUTSIDE NEW YORK
CITY 3.50%
Cullen/Frost Bankers, Inc.                  194,3200     11,017
Northern Trust Corp.                         141,700      7,924
SVB Financial Group*                         241,300     11,635
                                                       --------
TOTAL                                                    30,576
                                                       --------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 0.84%
Genzyme Corp.*                               122,800      7,307
                                                       --------

CASINOS & GAMBLING 1.57%
Scientific Games Corp.
Class A*                                     359,300     13,700
                                                       --------

CHEMICALS 0.86%
Ecolab Inc.                                  194,600      7,533
                                                       --------

COMMUNICATIONS TECHNOLOGY 3.46%
ADC Telecommunications, Inc.*                 97,290      1,743
Harris Corp.                                 247,100     10,062
Tellabs, Inc.*                               209,200      2,992
Tibco Software, Inc.*                        910,500      6,983
Webex Communications, Inc.*                  256,100      8,413
                                                       --------
TOTAL                                                    30,193
                                                       --------

COMPUTER SERVICES, SOFTWARE &
SYSTEMS 6.94%
Akamai Technologies, Inc.*                   277,300   $  8,677
Autodesk, Inc.*                              137,700      5,011
CACI Int'l. Inc. Class A*                    121,400      7,396
Citrix Systems, Inc.*                        282,600     10,620
Equinix, Inc.*                               117,300      6,836
Hyperion Solutions Corp.*                    153,400      4,404
Informatica Corp.*                           785,200     11,040
Red Hat, Inc.*                               251,200      6,586
                                                       --------
TOTAL                                                    60,570
                                                       --------

COMPUTER TECHNOLOGY 1.67%
Network Appliance, Inc.*                     251,100      8,035
NVIDIA Corp.*                                284,300      6,533
                                                       --------
TOTAL                                                    14,568
                                                       --------

CONSUMER ELECTRONICS 0.77%
Sohu.com, Inc.*(a)                           271,000      6,756
                                                       --------

DIVERSIFIED FINANCIAL
SERVICES 1.38%
CIT Group Inc.                               235,000     12,079
                                                       --------

DIVERSIFIED MANUFACTURING 1.21%
Hexcel Corp.*                                513,700     10,572
                                                       --------

DIVERSIFIED PRODUCTION 3.27%
Danaher Corp.                                137,300      8,802
Dover Corp.                                  404,200     19,741
                                                       --------
TOTAL                                                    28,543
                                                       --------

DRUG & GROCERY STORE CHAINS 1.01%
Safeway, Inc.                                371,800      8,767
                                                       --------

DRUGS & PHARMACEUTICALS 0.30%
Shire Pharmaceuticals
Development, Inc. ADR                         59,000      2,607
                                                       --------

EDUCATION SERVICES 1.17%
ITT Educational Services, Inc.*              157,400     10,231
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                         VALUE
INVESTMENTS                                  SHARES      (000)
---------------------------------------------------------------
ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 6.56%
Advanced Micro
Devices, Inc.*                               171,800   $  5,307
Broadcom Corp. Class A*                      205,350      6,943
Freescale Semiconductor, Inc.*               309,700      9,548
Intersil Corp. Class A                       384,191     10,300
Microchip Technology Inc.                    345,100     11,837
National Semiconductor Corp.                 416,300     10,690
PMC-Sierra, Inc.*                            275,100      2,652
                                                       --------
TOTAL                                                    57,277
                                                       --------

ENERGY: MISCELLANEOUS 1.14%
Complete Production
Services, Inc.*                              288,300      6,905
Western Refining Co., L.P.                   167,600      3,000
                                                       --------
TOTAL                                                     9,905
                                                       --------

ENGINEERING & CONTRACTING
SERVICES 1.26%
Fluor Corp.                                   49,700      4,357
Jacobs Engineering Group Inc.*                84,700      6,609
                                                       --------
TOTAL                                                    10,966
                                                       --------

FINANCIAL DATA PROCESSING
SERVICES & SYSTEMS 3.04%
Alliance Data Systems Corp.*                 258,400     13,713
Mastercard, Inc. Class A*                    284,812     12,800
                                                       --------
TOTAL                                                    26,513
                                                       --------

FINANCIAL: MISCELLANEOUS 0.81%
Arch Capital Group Ltd.*(a)                  123,500      7,089
                                                       --------

HEALTH & PERSONAL CARE 1.52%
Lincare Holdings Inc.*                        95,200      3,551
Omnicare, Inc.                               209,900      9,731
                                                       --------
TOTAL                                                    13,282
                                                       --------

HEALTHCARE FACILITIES 0.85%
DaVita, Inc.*                                140,600   $  7,446
                                                       --------

HEALTHCARE MANAGEMENT
SERVICES 1.34%
Community Health Systems, Inc.*              233,500      8,803
Humana Inc.*                                  57,900      2,931
                                                       --------
TOTAL                                                    11,734
                                                       --------

HOTEL/MOTEL 2.72%
Hilton Hotels Corp.                          275,800      7,573
Starwood Hotels & Resorts
Worldwide, Inc.                              265,200     16,204
                                                       --------
TOTAL                                                    23,777
                                                       --------

INSURANCE: PROPERTY-CASUALTY 1.06%
Axis Capital Holdings Ltd.(a)                 98,800      2,589
HCC Insurance Holdings, Inc.                 216,500      6,644
                                                       --------
TOTAL                                                     9,233
                                                       --------

LEISURE TIME 0.38%
Penn National Gaming, Inc.*                   86,800      3,336
                                                       --------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 7.41%
Cameron Int'l. Corp.*                        244,700     11,476
Dril-Quip, Inc.*                              90,000      7,086
FMC Technologies, Inc.*                       34,500      2,302
Halliburton Co.                              107,100      7,989
SEACOR Holdings Inc.*                        107,700      8,777
Smith Int'l. Inc.                            109,000      4,465
Weatherford Int'l., Ltd.*                    433,800     22,575
                                                       --------
TOTAL                                                    64,670
                                                       --------

MANUFACTURING 1.10%
Ingersoll-Rand Co.,
Ltd. Class A(a)                              220,700      9,625
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2006

                                                         VALUE
INVESTMENTS                                  SHARES      (000)
---------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 4.52%
Cytyc Corp.*                                 258,800   $  6,801
DENTSPLY Int'l. Inc.                          95,100      5,687
Fisher Scientific Int'l., Inc.*              205,100     15,229
Henry Schein, Inc.*                          254,700     11,739
                                                       --------
TOTAL                                                    39,456
                                                       --------

MEDICAL SERVICES 1.23%
Covance Inc.*                                181,800     10,739
                                                       --------

MISCELLANEOUS: PRODUCER DURABLES 1.16%
BE Aerospace, Inc.*                          458,400     10,163
                                                       --------

MULTI-SECTOR COMPANIES 1.43%
ITT Industries, Inc.                         238,800     12,453
                                                       --------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.72%
Knoll, Inc.                                  339,200      6,275
                                                       --------

OIL: CRUDE PRODUCERS 1.02%
XTO Energy, Inc.                             216,700      8,932
                                                       --------

RADIO & TV BROADCASTERS 3.47%
Rogers Communications, Inc.
Class B(a)                                   243,500     10,162
Univision Communications, Inc.
Class A*                                     559,200     20,103
                                                       --------
TOTAL                                                    30,265
                                                       --------

RENTAL & LEASING SERVICES:
COMMERCIAL 1.13%
United Rentals, Inc.*                        302,300      9,849
                                                       --------

RESTAURANTS 0.27%
Tim Hortons Inc.*(a)                          88,776      2,348
                                                       --------

RETAIL 6.31%
Bed Bath & Beyond Inc.*                      165,200      5,810
MSC Industrial Direct Co., Inc.
Class A                                      173,400      8,016
Nordstrom, Inc.                               62,000      2,284
O'Reilly Automotive, Inc.*                   253,467      8,033
Too, Inc.*                                   509,000   $ 20,869
Tractor Supply Co.*                          180,172     10,019
                                                       --------
TOTAL                                                    55,031
                                                       --------

SAVINGS & LOAN 1.00%
Hudson City Bancorp, Inc.                    638,900      8,747
                                                       --------

SECURITIES BROKERAGE & SERVICES 0.32%
Intercontinental Exchange, Inc.*              50,800      2,830
                                                       --------

SERVICES: COMMERCIAL 3.33%
FTI Consulting, Inc.*                        262,860      6,937
Labor Ready, Inc.*                           208,900      4,836
Monster Worldwide, Inc.*                     170,300      8,323
Robert Half Int'l., Inc.                     219,500      9,008
                                                       --------
TOTAL                                                    29,104
                                                       --------

STEEL 0.76%
Nucor Corp.                                   62,600      6,590
                                                       --------

TELECOMMUNICATIONS EQUIPMENT 0.26%
Powerwave Technologies, Inc.*                226,860      2,221
                                                       --------

TRANSPORTATION: MISCELLANEOUS 0.80%
Tidewater, Inc.                              138,200      7,010
                                                       --------

TRUCKERS 1.88%
Heartland Express, Inc.                      211,640      3,569
Landstar System, Inc.                        289,618     12,798
                                                       --------
TOTAL                                                    16,367
                                                       --------
TOTAL COMMON STOCKS
(cost $736,518,862)                                     809,100
                                                       ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MAY 31, 2006

                                              PRINCIPAL
                                               AMOUNT         VALUE
INVESTMENTS                                     (000)         (000)
----------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.24%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006,
4.40% due 6/1/2006 with State Street Bank
& TRUST Co. collateralized by $64,305,000
of Federal Home Loan Mortgage Corp. at
5.125% due 10/24/2007; value: $64,465,763;
proceeds: $63,208,705 (cost $63,200,980)      $  63,201    $    63,201
                                                           ===========
TOTAL INVESTMENTS IN
SECURITIES 99.93%
(cost $799,719,842)                                            872,301
                                                           ===========
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.07%                                                  571
                                                           -----------
NET ASSETS 100.00%                                         $   872,872
                                                           ===========

 *   Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

ASSETS:
Investments in securities, at value
  (cost $799,719,842)                          $ 872,300,851
Receivables:
  Interest and dividends                             294,754
  Investment securities sold                      10,641,381
  Capital shares sold                              1,658,142
  From advisor                                         4,534
Prepaid expenses and other assets                     65,282
------------------------------------------------------------
TOTAL ASSETS                                     884,964,944
------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                  9,440,741
  Capital shares reacquired                          977,241
  Management fee                                     605,575
  12b-1 distribution fees                            367,481
  Fund administration                                 30,394
  Directors' fees                                     46,273
  To affiliate                                         1,329
Accrued expenses and other liabilities               623,593
------------------------------------------------------------
TOTAL LIABILITIES                                 12,092,627
============================================================
NET ASSETS                                     $ 872,872,317
============================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                $ 725,264,174
Accumulated net investment loss                   (5,183,684)
Accumulated net realized gain on
  investments                                     80,210,818
Net unrealized appreciation on
  investments                                     72,581,009
------------------------------------------------------------
NET ASSETS                                     $ 872,872,317
============================================================
NET ASSETS BY CLASS:
Class A Shares                                 $ 652,381,203
Class B Shares                                 $ 106,122,960
Class C Shares                                 $  83,061,602
Class P Shares                                 $  16,037,292
Class Y Shares                                 $  15,269,260
OUTSTANDING SHARES BY CLASS:
Class A Shares (50 million shares of
  common stock authorized, $.001
  par value)                                      30,732,949
Class B Shares (30 million shares of
  common stock authorized, $.001
  par value)                                       5,240,561
Class C Shares (20 million shares of
  common stock authorized, $.001
  par value)                                       4,102,831
Class P Shares (20 million shares of
  common stock authorized, $.001
  par value)                                         755,076
Class Y Shares (30 million shares of
  common stock authorized, $.001
  par value)                                         703,709
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING
  SHARES):
Class A Shares-Net asset value                  $      21.23
Class A Shares-Maximum offering price
  (Net asset value plus sales charge
  of 5.75%)                                     $      22.53
Class B Shares-Net asset value                  $      20.25
Class C Shares-Net asset value                  $      20.24
Class P Shares-Net asset value                  $      21.24
Class Y Shares-Net asset value                  $      21.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

INVESTMENT INCOME:
Dividends                                       $  2,399,092
Interest                                           1,299,296
------------------------------------------------------------
TOTAL INVESTMENT INCOME                            3,698,388
------------------------------------------------------------
EXPENSES:
Management fee                                     3,569,892
12b-1 distribution plan-Class A                    1,167,734
12b-1 distribution plan-Class B                      552,556
12b-1 distribution plan-Class C                      429,766
12b-1 distribution plan-Class P                       37,871
Shareholder servicing                              1,328,777
Professional                                          27,642
Reports to shareholders                              106,776
Fund administration                                  178,495
Custody                                               33,720
Directors' fees                                       15,721
Registration                                          72,073
Subsidy (See Note 3)                                   3,965
Other                                                 10,167
------------------------------------------------------------
Gross expenses                                     7,535,155
  Expense reductions (See Note 7)                    (12,479)
  Expenses assumed by advisor (See Note 3)           (20,106)
------------------------------------------------------------
NET EXPENSES                                       7,502,570
------------------------------------------------------------
NET INVESTMENT LOSS                               (3,804,182)
============================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                  74,326,789
Net change in unrealized appreciation on
  investments                                    (41,398,873)
============================================================
NET REALIZED AND UNREALIZED GAIN                  32,927,916
============================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    $ 29,123,734
============================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX MONTHS
                                                       ENDED MAY 31, 2006    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                        (UNAUDITED)     NOVEMBER 30, 2005
OPERATIONS:
Net investment loss                                    $       (3,804,182)   $       (9,117,725)
Net realized gain on investments                               74,326,789            86,614,819
Net change in unrealized appreciation on investments          (41,398,873)              782,332
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           29,123,734            78,279,426
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                     (19,486,823)                    -
  Class B                                                      (3,418,698)                    -
  Class C                                                      (2,662,857)                    -
  Class P                                                        (542,311)                    -
  Class Y                                                        (275,140)                    -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (26,385,829)                    -
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              88,686,847           154,082,808
Reinvestment of distributions                                  24,709,909                     -
Cost of shares reacquired                                     (93,907,270)         (184,595,168)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                              19,489,486           (30,512,360)
===============================================================================================
NET INCREASE IN NET ASSETS                                     22,227,391            47,767,066
===============================================================================================
NET ASSETS:
Beginning of period                                           850,644,926           802,877,860
-----------------------------------------------------------------------------------------------
END OF PERIOD                                          $      872,872,317    $      850,644,926
===============================================================================================
ACCUMULATED NET INVESTMENT LOSS                        $       (5,183,684)   $       (1,379,502)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                      5/31/2006          -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     21.15        $   19.21     $   17.88     $   14.42     $   17.47     $   19.17
                                      ===========        =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                     (.08)            (.19)         (.23)         (.24)         (.23)         (.28)
  Net realized and
    unrealized gain (loss)                    .81             2.13          1.56          3.70         (2.82)        (1.42)
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .73             1.94          1.33          3.46         (3.05)        (1.70)
                                      -----------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                          (.65)               -             -             -             -             -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     21.23        $   21.15     $   19.21     $   17.88     $   14.42     $   17.47
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              3.50%(c)        10.10%         7.44%        23.99%       (17.46)%       (8.87)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                   .77%(c)         1.55%         1.73%         1.85%         1.80%         1.72%
  Expenses, excluding expense
    reductions and expenses
    assumed                                   .77%(c)         1.59%         1.73%         1.85%         1.80%         1.72%
  Net investment loss                        (.36)%(c)        (.96)%       (1.27)%       (1.53)%       (1.48)%       (1.48)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   652,381        $ 634,059     $ 594,524     $ 430,991     $ 250,380     $ 213,580
  Portfolio turnover rate                   73.68%(c)        97.35%        90.23%        78.58%        97.63%       101.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     20.27        $   18.53     $   17.35     $   14.08     $   17.16     $   18.95
                                      ===========        =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                     (.14)            (.31)         (.33)         (.32)         (.32)         (.39)
  Net realized and
    unrealized gain (loss)                    .77             2.05          1.51          3.59         (2.76)        (1.40)
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .63             1.74          1.18          3.27         (3.08)        (1.79)
                                      -----------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                          (.65)               -             -             -             -             -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     20.25        $   20.27     $   18.53     $   17.35     $   14.08     $   17.16
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              3.14%(c)         9.39%         6.80%        23.22%       (17.95)%       (9.45)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                  1.09%(c)         2.20%         2.30%         2.44%         2.43%         2.35%
  Expenses, excluding expense
    reductions and expenses
    assumed                                  1.10%(c)         2.23%         2.30%         2.44%         2.43%         2.35%
  Net investment loss                        (.68)%(c)       (1.61)%       (1.84)%       (2.12)%       (2.10)%       (2.11)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $   106,123        $ 106,809     $ 104,282     $  94,561     $  66,623     $  69,738
  Portfolio turnover rate                   73.68%(c)        97.35%        90.23%        78.58%        97.63%       101.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     20.26        $   18.53     $   17.34     $   14.08     $   17.15     $   18.94
                                      ===========        =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                     (.14)            (.31)         (.33)         (.32)         (.32)         (.39)
  Net realized and
    unrealized gain (loss)                    .77             2.04          1.52          3.58         (2.75)        (1.40)
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .63             1.73          1.19          3.26         (3.07)        (1.79)
                                      -----------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                          (.65)               -             -             -             -             -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     20.24        $   20.26     $   18.53     $   17.34     $   14.08     $   17.15
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              3.15%(c)         9.34%         6.86%        23.15%       (17.90)%       (9.45)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                  1.09%(c)         2.20%         2.30%         2.44%         2.42%         2.37%
  Expenses, excluding expense
    reductions and expenses
    assumed                                  1.10%(c)         2.23%         2.30%         2.44%         2.42%         2.37%
  Net investment income loss                 (.68)%(c)       (1.61)%       (1.84)%       (2.12)%       (2.09)%       (2.14)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    83,062        $  83,339     $  85,666     $  79,415     $  55,115     $  52,272
  Portfolio turnover rate                   73.68%(c)        97.35%        90.23%        78.58%        97.63%       101.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     21.17        $   19.25     $   17.92     $   14.47     $   17.53     $   19.23
                                      ===========        =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                     (.09)            (.21)         (.24)         (.25)         (.24)         (.28)
  Net realized and
    unrealized gain (loss)                    .81             2.13          1.57          3.70         (2.82)        (1.42)
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .72             1.92          1.33          3.45         (3.06)        (1.70)
                                      -----------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                          (.65)               -             -             -             -             -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     21.24        $   21.17     $   19.25     $   17.92     $   14.47     $   17.53
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              3.44%(c)         9.97%         7.42%        23.84%       (17.46)%       (8.84)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                   .82%(c)         1.65%         1.77%         1.89%         1.88%         1.80%
  Expenses, excluding expense
    reductions and expenses
    assumed                                   .82%(c)         1.68%         1.77%         1.89%         1.88%         1.80%
  Net investment loss                        (.40)%(c)       (1.05)%       (1.31)%       (1.57)%       (1.55)%       (1.52)%

                                       SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    16,037        $  17,536     $  12,094     $   6,310     $   1,620     $     294
  Portfolio turnover rate                   73.68%(c)        97.35%        90.23%        78.58%        97.63%       101.15%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     21.57        $   19.52     $   18.09     $   14.56     $   17.60     $   19.26
                                      ===========        =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                     (.04)            (.12)         (.15)         (.20)         (.19)         (.23)
  Net realized and
    unrealized gain (loss)                    .82             2.17          1.58          3.73         (2.85)        (1.43)
                                      -----------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                              .78             2.05          1.43          3.53         (3.04)        (1.66)
                                      -----------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net realized gain                          (.65)               -             -             -             -             -
                                      -----------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD        $     21.70        $   21.57     $   19.52     $   18.09     $   14.56     $   17.60
                                      ===========        =========     =========     =========     =========     =========

Total Return(b)                              3.66%(c)        10.50%         7.90%        24.24%       (17.27)%       (8.62)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                   .59%(c)         1.20%         1.37%         1.44%+        1.43%         1.35%
  Expenses, excluding expense
    reductions and expenses
    assumed                                   .60%(c)         1.23%         1.37%         1.44%+        1.43%         1.35%
  Net investment loss                        (.17)%(c)        (.60)%        (.80)%       (1.12)%+      (1.10)%       (1.10)%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    15,269        $   8,901     $   6,312     $       2     $       2     $       2
  Portfolio turnover rate                   73.68%(c)        97.35%        90.23%        78.58%        97.63%       101.15%

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds - Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the following annual rates:

..80% of the first $1 billion of average daily net assets;
..75% of the next $1 billion;
..70% of the next $1 billion;
..65% over $3 billion.

For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' net annual operating expenses does not exceed the following annual rates:

CLASS                    % OF AVERAGE DAILY NET ASSETS
------------------------------------------------------
A                                                1.55%
B                                                2.20%
C                                                2.20%
P                                                1.65%
Y                                                1.20%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett ("Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust ("World Growth & Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of World Growth & Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by World Growth & Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations. The Fund has also entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust, which commenced operations on June 29, 2006.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                      CLASS A        CLASS B         CLASS C        CLASS P
------------------------------------------------------------------------------
Service                   .25%             .25%            .25%           .20%
Distribution              .10%(1)          .75%            .75%           .25%

(1) The amount of CDSC collected by the Fund for the six months ended May 31, 2006 was $15,319.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

DISTRIBUTOR          DEALERS'
COMMISSIONS          CONCESSIONS
--------------------------------
$ 229,299            $ 1,219,169

Distributor received CDSCs of $2,975 and $2,215 for Class A and Class C shares, respectively, for the six months ended May 31, 2006.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 were as follows:

                                       SIX MONTHS ENDED   YEAR-ENDED
                                  5/31/2006 (UNAUDITED)   11/30/2005
--------------------------------------------------------------------
Distributions paid from:
Net long-term capital gains       $          26,385,829   $        -
--------------------------------------------------------------------
  Total distributions paid        $          26,385,829   $        -
====================================================================

As of May 31, 2006, the aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $ 800,723,463
-----------------------------------------------
Gross unrealized gain                89,566,643
Gross unrealized loss               (17,989,255)
-----------------------------------------------
  Net unrealized security gain    $  71,577,388
===============================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006 are as follows:

PURCHASES                  SALES
--------------------------------
$ 620,794,090      $ 609,500,136

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2006.

6. DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of ..08%. As of May 31, 2006 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                SIX MONTHS ENDED                          YEAR ENDED
                                        MAY 31, 2006 (UNAUDITED)                   NOVEMBER 30, 2005
----------------------------------------------------------------------------------------------------
                                        SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                          2,715,361    $   58,972,068         5,446,581    $  109,201,116
Reinvestment of distributions          891,240        18,635,849                 -                 -
Shares reacquired                   (2,855,923)      (61,994,617)       (6,412,545)     (128,861,895)
----------------------------------------------------------------------------------------------------
Increase (decrease)                    750,678    $   15,613,300          (965,964)   $  (19,660,779)
----------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                            408,891    $    8,471,253           804,467    $   15,488,888
Reinvestment of distributions          152,001         3,041,549                 -                 -
Shares reacquired                     (590,440)      (12,250,454)       (1,162,326)      (22,439,358)
----------------------------------------------------------------------------------------------------
Decrease                               (29,548)   $     (737,652)         (357,859)   $   (6,950,470)
----------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares sold                            470,933    $    9,751,756           865,960    $   16,738,495
Reinvestment of distributions          110,755         2,215,064                 -                 -
Shares reacquired                     (591,738)      (12,255,683)       (1,377,074)      (26,511,868)
----------------------------------------------------------------------------------------------------
Decrease                               (10,050)   $     (288,863)         (511,114)   $   (9,773,373)
----------------------------------------------------------------------------------------------------
CLASS P SHARES
Shares sold                            204,277    $    4,478,642           463,394    $    9,289,835
Reinvestment of distributions           25,911           542,311                 -                 -
Shares reacquired                     (303,440)       (6,537,533)         (263,308)       (5,287,840)
----------------------------------------------------------------------------------------------------
Increase (decrease)                    (73,252)   $   (1,516,580)          200,086    $    4,001,995
----------------------------------------------------------------------------------------------------
CLASS Y SHARES
Shares sold                            317,340    $    7,013,128           162,602    $    3,364,474
Reinvestment of distributions           12,893           275,136                 -                 -
Shares reacquired                      (39,282)         (868,983)          (73,181)       (1,494,207)
----------------------------------------------------------------------------------------------------
Increase                               290,951    $    6,419,281            89,421    $    1,870,267
----------------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACT

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund ranked in the fifth quintile for the nine-month and three-year periods, in the fourth quintile for the one-year period, in the second quintile for the five-year period, and in the first quintile for the ten-year period. The Board also observed that the performance was below that of the Lipper Mid-Cap Growth Index in the nine-month, one-year, and three-year periods, but above that of the Index in the five- and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett in 2005 had hired Bruce Bartlett as Director of Growth Equities, with supervisory responsibility over the mid-cap growth investment discipline at Lord Abbett. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the management fees had been reduced in early 2004. The Board observed that the contractual and actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board observed that Lord Abbett had implemented an expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.55%, the total expense ratios of Classes B and C to not more than 2.20%, the total expense ratio of Class P to 1.65%, and the total expense ratio of Class Y to not more than 1.20%. The Board also observed that the total expense ratio of Class A was approximately twenty-two basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately thirteen basis points above the median of the peer group, the total expense ratio of Class P was approximately nine basis points above the median of the peer group, and the total expense ratio of Class Y was approximately nineteen basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders, residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
 information of shareholders of the fund, is to
 be distributed only if preceded or accompanied      Lord Abbett Research Fund, Inc.
          by a current fund prospectus.                  Lord Abbett Growth Opportunities Fund

Lord Abbett mutual fund shares are distributed by                                                 LAGOF-3-0506
           LORD ABBETT DISTRIBUTOR LLC                                                                  (7/06)

ITEM 2:   CODE OF ETHICS.
          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Lord Abbett Research Fund, Inc.


                                 /s/ Robert S. Dow
                                 ----------------------------
                                 Robert S. Dow
                                 Chief Executive Officer,
                                 Chairman and President


                                 /s/ Joan A. Binstock
                                 --------------------
                                 Joan A. Binstock
                                 Chief Financial Officer and Vice President


Date: July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                 Lord Abbett Research Fund, Inc.


                                 /s/ Robert S. Dow
                                 -----------------------------------
                                 Robert S. Dow
                                 Chief Executive Officer,
                                 Chairman and President


                                 /s/ Joan A. Binstock
                                 --------------------
                                 Joan A. Binstock
                                 Chief Financial Officer and Vice President


Date: July 25, 2006